SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (USD $)	12 Months Ended
	Apr. 30, 2013		Apr. 30, 2012		Apr. 30, 2011
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	$ 1,049,206,000	[1]
Initial Cost to Company [Abstract]
Land	223,909,000
Buildings & Improvements	1,604,380,000
Costs capitalized subsequent to acquisition	272,695,000
Gross amount at which carried at close of period [Abstract]
Land	241,909,000
Buildings & Improvements	1,859,075,000
Total	2,100,984,000
Accumulated Depreciation	(420,421,000)
Maximum borrowing capacity	60,000,000
Advances under the facility specified as percentage of value of properties provided as security (in hundredths)	60.00%
Reconciliations of total real estate carrying value [Abstract]
Balance at beginning of year	1,892,009,000	[2]	1,770,798,000	[2]	1,800,519,000
Additions during year [Abstract]
Improvements and Other	36,375,000		35,176,000		23,183,000
Total Additions	2,060,505,000		1,903,131,000		1,865,080,000
Deductions during year [Abstract]
Cost of real estate sold	(21,953,000)		(3,498,000)		(86,994,000)
Impairment charge	(305,000)		(127,000)		0
Other	(5,277,000)	[3]	(7,497,000)	[3]	(7,288,000)	[3]
Balance at close of year	2,032,970,000	[2]	1,892,009,000	[2]	1,770,798,000	[2]
Reconciliations of accumulated depreciation/amortization [Abstract]
Balance at beginning of year	373,490,000		328,952,000		308,626,000
Additions during year [Abstract]
Provisions for depreciation	56,611,000		51,093,000		49,375,000
Deductions during year [Abstract]
Accumulated depreciation on real estate sold	(6,444,000)		(758,000)		(25,366,000)
Other	(3,236,000)	[4]	(5,797,000)	[4]	(3,683,000)	[4]
Balance at close of year	420,421,000		373,490,000		328,952,000
Net basis of real estate investments for federal income tax purposes	1,500,000,000		1,400,000,000		1,200,000,000
Multi-Family Residential [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	376,225,000	[1]
Initial Cost to Company [Abstract]
Land	46,532,000
Buildings & Improvements	504,983,000
Costs capitalized subsequent to acquisition	108,181,000
Gross amount at which carried at close of period [Abstract]
Land	57,889,000
Buildings & Improvements	601,807,000
Total	659,696,000
Accumulated Depreciation	(140,354,000)
Additions during year [Abstract]
Additions	113,859,000		47,433,000		4,210,000
Multi-Family Residential [Member] | 11th Street 3 Plex - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	90,000	[1]
Initial Cost to Company [Abstract]
Land	11,000
Buildings & Improvements	53,000
Costs capitalized subsequent to acquisition	12,000
Gross amount at which carried at close of period [Abstract]
Land	16,000
Buildings & Improvements	60,000
Total	76,000
Accumulated Depreciation	(8,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | 4th Street 4 Plex - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	104,000	[1]
Initial Cost to Company [Abstract]
Land	15,000
Buildings & Improvements	74,000
Costs capitalized subsequent to acquisition	21,000
Gross amount at which carried at close of period [Abstract]
Land	23,000
Buildings & Improvements	87,000
Total	110,000
Accumulated Depreciation	(11,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Apartments on Main - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	688,000	[1]
Initial Cost to Company [Abstract]
Land	158,000
Buildings & Improvements	1,123,000
Costs capitalized subsequent to acquisition	24,000
Gross amount at which carried at close of period [Abstract]
Land	179,000
Buildings & Improvements	1,126,000
Total	1,305,000
Accumulated Depreciation	(164,000)
Year of Construction or Acquisition	1987
Multi-Family Residential [Member] | Apartments on Main - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Apartments on Main - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Arbors - S Sioux City, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,000,000	[1]
Initial Cost to Company [Abstract]
Land	350,000
Buildings & Improvements	6,625,000
Costs capitalized subsequent to acquisition	1,281,000
Gross amount at which carried at close of period [Abstract]
Land	614,000
Buildings & Improvements	7,642,000
Total	8,256,000
Accumulated Depreciation	(1,522,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Ashland - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,710,000	[1]
Initial Cost to Company [Abstract]
Land	741,000
Buildings & Improvements	7,569,000
Costs capitalized subsequent to acquisition	46,000
Gross amount at which carried at close of period [Abstract]
Land	756,000
Buildings & Improvements	7,600,000
Total	8,356,000
Accumulated Depreciation	(247,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Boulder Court - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,231,000	[1]
Initial Cost to Company [Abstract]
Land	1,067,000
Buildings & Improvements	5,498,000
Costs capitalized subsequent to acquisition	2,596,000
Gross amount at which carried at close of period [Abstract]
Land	1,293,000
Buildings & Improvements	7,868,000
Total	9,161,000
Accumulated Depreciation	(2,007,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Brookfield Village - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,385,000	[1]
Initial Cost to Company [Abstract]
Land	509,000
Buildings & Improvements	6,698,000
Costs capitalized subsequent to acquisition	1,269,000
Gross amount at which carried at close of period [Abstract]
Land	635,000
Buildings & Improvements	7,841,000
Total	8,476,000
Accumulated Depreciation	(1,957,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Brooklyn Heights - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	800,000	[1]
Initial Cost to Company [Abstract]
Land	145,000
Buildings & Improvements	1,450,000
Costs capitalized subsequent to acquisition	785,000
Gross amount at which carried at close of period [Abstract]
Land	206,000
Buildings & Improvements	2,174,000
Total	2,380,000
Accumulated Depreciation	(804,000)
Year of Construction or Acquisition	1997
Multi-Family Residential [Member] | Brooklyn Heights - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	12 years
Multi-Family Residential [Member] | Brooklyn Heights - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Campus Center - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,280,000	[1]
Initial Cost to Company [Abstract]
Land	395,000
Buildings & Improvements	2,244,000
Costs capitalized subsequent to acquisition	171,000
Gross amount at which carried at close of period [Abstract]
Land	400,000
Buildings & Improvements	2,410,000
Total	2,810,000
Accumulated Depreciation	(388,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Campus Heights - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	110,000
Buildings & Improvements	628,000
Costs capitalized subsequent to acquisition	72,000
Gross amount at which carried at close of period [Abstract]
Land	122,000
Buildings & Improvements	688,000
Total	810,000
Accumulated Depreciation	(113,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Campus Knoll - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	853,000	[1]
Initial Cost to Company [Abstract]
Land	266,000
Buildings & Improvements	1,512,000
Costs capitalized subsequent to acquisition	96,000
Gross amount at which carried at close of period [Abstract]
Land	273,000
Buildings & Improvements	1,601,000
Total	1,874,000
Accumulated Depreciation	(263,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Campus Plaza - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	54,000	[5]
Buildings & Improvements	311,000	[5]
Costs capitalized subsequent to acquisition	45,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	59,000	[5]
Buildings & Improvements	351,000	[5]
Total	410,000	[5]
Accumulated Depreciation	(59,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Campus Side - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	107,000	[5]
Buildings & Improvements	615,000	[5]
Costs capitalized subsequent to acquisition	85,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	116,000	[5]
Buildings & Improvements	691,000	[5]
Total	807,000	[5]
Accumulated Depreciation	(115,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Campus View - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	107,000	[5]
Buildings & Improvements	615,000	[5]
Costs capitalized subsequent to acquisition	79,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	111,000	[5]
Buildings & Improvements	690,000	[5]
Total	801,000	[5]
Accumulated Depreciation	(112,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Canyon Lake - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,942,000	[1]
Initial Cost to Company [Abstract]
Land	305,000
Buildings & Improvements	3,958,000
Costs capitalized subsequent to acquisition	1,009,000
Gross amount at which carried at close of period [Abstract]
Land	361,000
Buildings & Improvements	4,911,000
Total	5,272,000
Accumulated Depreciation	(1,357,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Castlerock - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,773,000	[1]
Initial Cost to Company [Abstract]
Land	736,000
Buildings & Improvements	4,864,000
Costs capitalized subsequent to acquisition	1,816,000
Gross amount at which carried at close of period [Abstract]
Land	961,000
Buildings & Improvements	6,455,000
Total	7,416,000
Accumulated Depreciation	(2,267,000)
Year of Construction or Acquisition	1998
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Chateau I -Minot ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	61,000
Buildings & Improvements	5,663,000
Costs capitalized subsequent to acquisition	326,000
Gross amount at which carried at close of period [Abstract]
Land	61,000
Buildings & Improvements	5,989,000
Total	6,050,000
Accumulated Depreciation	(359,000)
Year of Construction or Acquisition	2013
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Cimarron Hills - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,879,000	[1]
Initial Cost to Company [Abstract]
Land	706,000
Buildings & Improvements	9,588,000
Costs capitalized subsequent to acquisition	4,128,000
Gross amount at which carried at close of period [Abstract]
Land	1,279,000
Buildings & Improvements	13,143,000
Total	14,422,000
Accumulated Depreciation	(3,948,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Colonial Villa - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,461,000	[1]
Initial Cost to Company [Abstract]
Land	2,401,000
Buildings & Improvements	11,515,000
Costs capitalized subsequent to acquisition	4,259,000
Gross amount at which carried at close of period [Abstract]
Land	2,797,000
Buildings & Improvements	15,378,000
Total	18,175,000
Accumulated Depreciation	(3,941,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Colony Lincoln, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,817,000	[1]
Initial Cost to Company [Abstract]
Land	1,515,000
Buildings & Improvements	15,731,000
Costs capitalized subsequent to acquisition	107,000
Gross amount at which carried at close of period [Abstract]
Land	1,526,000
Buildings & Improvements	15,827,000
Total	17,353,000
Accumulated Depreciation	(365,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Colton Heights - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	450,000	[1]
Initial Cost to Company [Abstract]
Land	80,000
Buildings & Improvements	672,000
Costs capitalized subsequent to acquisition	392,000
Gross amount at which carried at close of period [Abstract]
Land	114,000
Buildings & Improvements	1,030,000
Total	1,144,000
Accumulated Depreciation	(697,000)
Year of Construction or Acquisition	1984
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Cornerstone - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	54,000	[5]
Buildings & Improvements	311,000	[5]
Costs capitalized subsequent to acquisition	48,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	55,000	[5]
Buildings & Improvements	358,000	[5]
Total	413,000	[5]
Accumulated Depreciation	(60,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Cottage West Twin Homes - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,704,000	[1]
Initial Cost to Company [Abstract]
Land	968,000
Buildings & Improvements	3,762,000
Costs capitalized subsequent to acquisition	320,000
Gross amount at which carried at close of period [Abstract]
Land	991,000
Buildings & Improvements	4,059,000
Total	5,050,000
Accumulated Depreciation	(155,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Cottonwood - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	16,007,000	[1]
Initial Cost to Company [Abstract]
Land	1,056,000
Buildings & Improvements	17,372,000
Costs capitalized subsequent to acquisition	2,969,000
Gross amount at which carried at close of period [Abstract]
Land	1,345,000
Buildings & Improvements	20,052,000
Total	21,397,000
Accumulated Depreciation	(5,812,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Country Meadows - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,790,000	[1]
Initial Cost to Company [Abstract]
Land	491,000
Buildings & Improvements	7,809,000
Costs capitalized subsequent to acquisition	1,210,000
Gross amount at which carried at close of period [Abstract]
Land	534,000
Buildings & Improvements	8,976,000
Total	9,510,000
Accumulated Depreciation	(3,241,000)
Year of Construction or Acquisition	1995
Multi-Family Residential [Member] | Country Meadows - Billings, MT [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	33 years
Multi-Family Residential [Member] | Country Meadows - Billings, MT [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Crestview - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,990,000	[1]
Initial Cost to Company [Abstract]
Land	235,000
Buildings & Improvements	4,290,000
Costs capitalized subsequent to acquisition	1,422,000
Gross amount at which carried at close of period [Abstract]
Land	494,000
Buildings & Improvements	5,453,000
Total	5,947,000
Accumulated Depreciation	(2,571,000)
Year of Construction or Acquisition	1994
Multi-Family Residential [Member] | Crestview - Bismarck, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Crestview - Bismarck, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Crown - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,687,000	[1]
Initial Cost to Company [Abstract]
Land	261,000
Buildings & Improvements	3,289,000
Costs capitalized subsequent to acquisition	171,000
Gross amount at which carried at close of period [Abstract]
Land	266,000
Buildings & Improvements	3,455,000
Total	3,721,000
Accumulated Depreciation	(270,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Crown Colony - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,350,000	[1]
Initial Cost to Company [Abstract]
Land	620,000
Buildings & Improvements	9,956,000
Costs capitalized subsequent to acquisition	2,010,000
Gross amount at which carried at close of period [Abstract]
Land	817,000
Buildings & Improvements	11,769,000
Total	12,586,000
Accumulated Depreciation	(3,897,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | East Park - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	115,000
Buildings & Improvements	2,405,000
Costs capitalized subsequent to acquisition	728,000
Gross amount at which carried at close of period [Abstract]
Land	156,000
Buildings & Improvements	3,092,000
Total	3,248,000
Accumulated Depreciation	(921,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Evergreen - Isanti, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,049,000	[1]
Initial Cost to Company [Abstract]
Land	380,000
Buildings & Improvements	2,740,000
Costs capitalized subsequent to acquisition	64,000
Gross amount at which carried at close of period [Abstract]
Land	380,000
Buildings & Improvements	2,804,000
Total	3,184,000
Accumulated Depreciation	(324,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Evergreen II - Isanti, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,148,000	[1]
Initial Cost to Company [Abstract]
Land	691,000
Buildings & Improvements	2,784,000
Costs capitalized subsequent to acquisition	9,000
Gross amount at which carried at close of period [Abstract]
Land	691,000
Buildings & Improvements	2,793,000
Total	3,484,000
Accumulated Depreciation	(117,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Fairmont - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	356,000	[1]
Initial Cost to Company [Abstract]
Land	28,000
Buildings & Improvements	337,000
Costs capitalized subsequent to acquisition	51,000
Gross amount at which carried at close of period [Abstract]
Land	53,000
Buildings & Improvements	363,000
Total	416,000
Accumulated Depreciation	(48,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | First Avenue - Minot ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	2,677,000
Costs capitalized subsequent to acquisition	232,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	2,909,000
Total	2,909,000
Accumulated Depreciation	(3,000)
Year of Construction or Acquisition	2013
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Forest Park - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,816,000	[1]
Initial Cost to Company [Abstract]
Land	810,000
Buildings & Improvements	5,579,000
Costs capitalized subsequent to acquisition	6,554,000
Gross amount at which carried at close of period [Abstract]
Land	1,365,000
Buildings & Improvements	11,578,000
Total	12,943,000
Accumulated Depreciation	(4,462,000)
Year of Construction or Acquisition	1993
Multi-Family Residential [Member] | Forest Park - Grand Forks, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Forest Park - Grand Forks, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Gables Townhomes - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,499,000	[1]
Initial Cost to Company [Abstract]
Land	349,000
Buildings & Improvements	1,921,000
Costs capitalized subsequent to acquisition	134,000
Gross amount at which carried at close of period [Abstract]
Land	366,000
Buildings & Improvements	2,038,000
Total	2,404,000
Accumulated Depreciation	(79,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Grand Gateway - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,580,000	[1]
Initial Cost to Company [Abstract]
Land	814,000
Buildings & Improvements	7,086,000
Costs capitalized subsequent to acquisition	353,000
Gross amount at which carried at close of period [Abstract]
Land	909,000
Buildings & Improvements	7,344,000
Total	8,253,000
Accumulated Depreciation	(256,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Greenfield - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,642,000	[1]
Initial Cost to Company [Abstract]
Land	578,000
Buildings & Improvements	4,122,000
Costs capitalized subsequent to acquisition	586,000
Gross amount at which carried at close of period [Abstract]
Land	775,000
Buildings & Improvements	4,511,000
Total	5,286,000
Accumulated Depreciation	(641,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Heritage Manor - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,198,000	[1]
Initial Cost to Company [Abstract]
Land	403,000
Buildings & Improvements	6,968,000
Costs capitalized subsequent to acquisition	2,422,000
Gross amount at which carried at close of period [Abstract]
Land	480,000
Buildings & Improvements	9,313,000
Total	9,793,000
Accumulated Depreciation	(3,206,000)
Year of Construction or Acquisition	1998
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Indian Hills - Sioux City, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	294,000	[5]
Buildings & Improvements	2,921,000	[5]
Costs capitalized subsequent to acquisition	3,309,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	375,000	[5]
Buildings & Improvements	6,149,000	[5]
Total	6,524,000	[5]
Accumulated Depreciation	(944,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Kirkwood Manor - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,361,000	[1]
Initial Cost to Company [Abstract]
Land	449,000
Buildings & Improvements	2,725,000
Costs capitalized subsequent to acquisition	1,443,000
Gross amount at which carried at close of period [Abstract]
Land	546,000
Buildings & Improvements	4,071,000
Total	4,617,000
Accumulated Depreciation	(1,528,000)
Year of Construction or Acquisition	1997
Multi-Family Residential [Member] | Kirkwood Manor - Bismarck, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	12 years
Multi-Family Residential [Member] | Kirkwood Manor - Bismarck, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Lakeside Village Lincoln, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,625,000	[1]
Initial Cost to Company [Abstract]
Land	1,215,000
Buildings & Improvements	15,837,000
Costs capitalized subsequent to acquisition	88,000
Gross amount at which carried at close of period [Abstract]
Land	1,216,000
Buildings & Improvements	15,924,000
Total	17,140,000
Accumulated Depreciation	(365,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Lancaster - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	762,000	[1]
Initial Cost to Company [Abstract]
Land	289,000
Buildings & Improvements	2,899,000
Costs capitalized subsequent to acquisition	981,000
Gross amount at which carried at close of period [Abstract]
Land	451,000
Buildings & Improvements	3,718,000
Total	4,169,000
Accumulated Depreciation	(1,329,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Landmark - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,700,000	[1]
Initial Cost to Company [Abstract]
Land	184,000
Buildings & Improvements	1,514,000
Costs capitalized subsequent to acquisition	904,000
Gross amount at which carried at close of period [Abstract]
Land	277,000
Buildings & Improvements	2,325,000
Total	2,602,000
Accumulated Depreciation	(896,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Legacy - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	16,222,000	[1]
Initial Cost to Company [Abstract]
Land	1,362,000
Buildings & Improvements	21,727,000
Costs capitalized subsequent to acquisition	5,870,000
Gross amount at which carried at close of period [Abstract]
Land	2,080,000
Buildings & Improvements	26,879,000
Total	28,959,000
Accumulated Depreciation	(8,591,000)
Multi-Family Residential [Member] | Legacy - Grand Forks, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	1995
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Legacy - Grand Forks, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Mariposa - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,022,000	[1]
Initial Cost to Company [Abstract]
Land	399,000
Buildings & Improvements	5,110,000
Costs capitalized subsequent to acquisition	392,000
Gross amount at which carried at close of period [Abstract]
Land	422,000
Buildings & Improvements	5,479,000
Total	5,901,000
Accumulated Depreciation	(1,185,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Meadows - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	590,000	[5]
Buildings & Improvements	4,519,000	[5]
Costs capitalized subsequent to acquisition	1,200,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	653,000	[5]
Buildings & Improvements	5,656,000	[5]
Total	6,309,000	[5]
Accumulated Depreciation	(1,811,000)	[5]
Year of Construction or Acquisition	1998	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Monticello Village - Monticello, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,886,000	[1]
Initial Cost to Company [Abstract]
Land	490,000
Buildings & Improvements	3,756,000
Costs capitalized subsequent to acquisition	435,000
Gross amount at which carried at close of period [Abstract]
Land	621,000
Buildings & Improvements	4,060,000
Total	4,681,000
Accumulated Depreciation	(1,016,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | North Pointe - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,478,000	[1]
Initial Cost to Company [Abstract]
Land	303,000
Buildings & Improvements	3,957,000
Costs capitalized subsequent to acquisition	469,000
Gross amount at which carried at close of period [Abstract]
Land	336,000
Buildings & Improvements	4,393,000
Total	4,729,000
Accumulated Depreciation	(1,206,000)
Multi-Family Residential [Member] | North Pointe - Bismarck, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	1995
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | North Pointe - Bismarck, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Northern Valley - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	110,000
Buildings & Improvements	610,000
Costs capitalized subsequent to acquisition	64,000
Gross amount at which carried at close of period [Abstract]
Land	119,000
Buildings & Improvements	665,000
Total	784,000
Accumulated Depreciation	(54,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Oakmont Estates - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,524,000	[1]
Initial Cost to Company [Abstract]
Land	423,000
Buildings & Improvements	4,838,000
Costs capitalized subsequent to acquisition	450,000
Gross amount at which carried at close of period [Abstract]
Land	515,000
Buildings & Improvements	5,196,000
Total	5,711,000
Accumulated Depreciation	(1,464,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Oakwood Estates - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,107,000	[1]
Initial Cost to Company [Abstract]
Land	543,000
Buildings & Improvements	2,784,000
Costs capitalized subsequent to acquisition	4,134,000
Gross amount at which carried at close of period [Abstract]
Land	767,000
Buildings & Improvements	6,694,000
Total	7,461,000
Accumulated Depreciation	(2,830,000)
Year of Construction or Acquisition	1993
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Olympic Village - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,955,000	[1]
Initial Cost to Company [Abstract]
Land	1,164,000
Buildings & Improvements	10,441,000
Costs capitalized subsequent to acquisition	2,563,000
Gross amount at which carried at close of period [Abstract]
Land	1,624,000
Buildings & Improvements	12,544,000
Total	14,168,000
Accumulated Depreciation	(4,061,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Olympik Village - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,610,000	[1]
Initial Cost to Company [Abstract]
Land	1,034,000
Buildings & Improvements	6,109,000
Costs capitalized subsequent to acquisition	1,493,000
Gross amount at which carried at close of period [Abstract]
Land	1,154,000
Buildings & Improvements	7,482,000
Total	8,636,000
Accumulated Depreciation	(1,612,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Oxbow Park - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,011,000	[1]
Initial Cost to Company [Abstract]
Land	404,000
Buildings & Improvements	3,152,000
Costs capitalized subsequent to acquisition	2,468,000
Gross amount at which carried at close of period [Abstract]
Land	563,000
Buildings & Improvements	5,461,000
Total	6,024,000
Accumulated Depreciation	(2,446,000)
Year of Construction or Acquisition	1994
Multi-Family Residential [Member] | Oxbow Park - Sioux Falls, SD [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Oxbow Park - Sioux Falls, SD [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Park Meadows - Waite Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,581,000	[1]
Initial Cost to Company [Abstract]
Land	1,143,000
Buildings & Improvements	9,099,000
Costs capitalized subsequent to acquisition	4,406,000
Gross amount at which carried at close of period [Abstract]
Land	1,545,000
Buildings & Improvements	13,103,000
Total	14,648,000
Accumulated Depreciation	(5,283,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Pebble Springs - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	792,000	[1]
Initial Cost to Company [Abstract]
Land	7,000
Buildings & Improvements	748,000
Costs capitalized subsequent to acquisition	132,000
Gross amount at which carried at close of period [Abstract]
Land	44,000
Buildings & Improvements	843,000
Total	887,000
Accumulated Depreciation	(299,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Pinehurst - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	279,000	[1]
Initial Cost to Company [Abstract]
Land	72,000
Buildings & Improvements	687,000
Costs capitalized subsequent to acquisition	229,000
Gross amount at which carried at close of period [Abstract]
Land	77,000
Buildings & Improvements	911,000
Total	988,000
Accumulated Depreciation	(245,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Pines - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	128,000	[1]
Initial Cost to Company [Abstract]
Land	35,000
Buildings & Improvements	215,000
Costs capitalized subsequent to acquisition	181,000
Gross amount at which carried at close of period [Abstract]
Land	49,000
Buildings & Improvements	382,000
Total	431,000
Accumulated Depreciation	(121,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Plaza - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,602,000	[1]
Initial Cost to Company [Abstract]
Land	867,000
Buildings & Improvements	12,784,000
Costs capitalized subsequent to acquisition	2,246,000
Gross amount at which carried at close of period [Abstract]
Land	986,000
Buildings & Improvements	14,911,000
Total	15,897,000
Accumulated Depreciation	(1,635,000)
Year of Construction or Acquisition	2009
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Pointe West - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,731,000	[1]
Initial Cost to Company [Abstract]
Land	240,000
Buildings & Improvements	3,538,000
Costs capitalized subsequent to acquisition	1,453,000
Gross amount at which carried at close of period [Abstract]
Land	363,000
Buildings & Improvements	4,868,000
Total	5,231,000
Accumulated Depreciation	(2,095,000)
Year of Construction or Acquisition	1994
Multi-Family Residential [Member] | Pointe West - Rapid City, SD [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Pointe West - Rapid City, SD [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Ponds at Heritage Place - Sartell, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,045,000	[1]
Initial Cost to Company [Abstract]
Land	395,000
Buildings & Improvements	4,564,000
Costs capitalized subsequent to acquisition	105,000
Gross amount at which carried at close of period [Abstract]
Land	395,000
Buildings & Improvements	4,669,000
Total	5,064,000
Accumulated Depreciation	(73,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Prairie Winds - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,464,000	[1]
Initial Cost to Company [Abstract]
Land	144,000
Buildings & Improvements	1,816,000
Costs capitalized subsequent to acquisition	436,000
Gross amount at which carried at close of period [Abstract]
Land	226,000
Buildings & Improvements	2,170,000
Total	2,396,000
Accumulated Depreciation	(1,107,000)
Year of Construction or Acquisition	1993
Multi-Family Residential [Member] | Prairie Winds - Sioux Falls, SD [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Prairie Winds - Sioux Falls, SD [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Quarry Ridge - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	11,599,000	[1]
Initial Cost to Company [Abstract]
Land	1,312,000
Buildings & Improvements	13,362,000
Costs capitalized subsequent to acquisition	964,000
Gross amount at which carried at close of period [Abstract]
Land	1,347,000
Buildings & Improvements	14,291,000
Total	15,638,000
Accumulated Depreciation	(2,385,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Quarry Ridge 2 - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	942,000
Buildings & Improvements	16,677,000
Costs capitalized subsequent to acquisition	19,000
Gross amount at which carried at close of period [Abstract]
Land	942,000
Buildings & Improvements	16,696,000
Total	17,638,000
Accumulated Depreciation	(385,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Regency Park Estates - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,966,000	[1]
Initial Cost to Company [Abstract]
Land	702,000
Buildings & Improvements	10,198,000
Costs capitalized subsequent to acquisition	638,000
Gross amount at which carried at close of period [Abstract]
Land	723,000
Buildings & Improvements	10,815,000
Total	11,538,000
Accumulated Depreciation	(474,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Ridge Oaks - Sioux City, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,466,000	[1]
Initial Cost to Company [Abstract]
Land	178,000
Buildings & Improvements	4,073,000
Costs capitalized subsequent to acquisition	2,017,000
Gross amount at which carried at close of period [Abstract]
Land	272,000
Buildings & Improvements	5,996,000
Total	6,268,000
Accumulated Depreciation	(1,883,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Rimrock West - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,392,000	[1]
Initial Cost to Company [Abstract]
Land	330,000
Buildings & Improvements	3,489,000
Costs capitalized subsequent to acquisition	1,413,000
Gross amount at which carried at close of period [Abstract]
Land	431,000
Buildings & Improvements	4,801,000
Total	5,232,000
Accumulated Depreciation	(1,483,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Rocky Meadows - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,260,000	[1]
Initial Cost to Company [Abstract]
Land	656,000
Buildings & Improvements	5,726,000
Costs capitalized subsequent to acquisition	996,000
Gross amount at which carried at close of period [Abstract]
Land	767,000
Buildings & Improvements	6,611,000
Total	7,378,000
Accumulated Depreciation	(2,756,000)
Year of Construction or Acquisition	1995
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Rum River - Isanti, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,677,000	[1]
Initial Cost to Company [Abstract]
Land	843,000
Buildings & Improvements	4,823,000
Costs capitalized subsequent to acquisition	105,000
Gross amount at which carried at close of period [Abstract]
Land	848,000
Buildings & Improvements	4,923,000
Total	5,771,000
Accumulated Depreciation	(749,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Sherwood - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	12,534,000	[1]
Initial Cost to Company [Abstract]
Land	1,142,000
Buildings & Improvements	14,684,000
Costs capitalized subsequent to acquisition	2,729,000
Gross amount at which carried at close of period [Abstract]
Land	1,590,000
Buildings & Improvements	16,965,000
Total	18,555,000
Accumulated Depreciation	(5,699,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Sierra Vista - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,450,000	[1]
Initial Cost to Company [Abstract]
Land	241,000
Buildings & Improvements	2,097,000
Costs capitalized subsequent to acquisition	322,000
Gross amount at which carried at close of period [Abstract]
Land	251,000
Buildings & Improvements	2,409,000
Total	2,660,000
Accumulated Depreciation	(129,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | South Pointe - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,954,000	[1]
Initial Cost to Company [Abstract]
Land	550,000
Buildings & Improvements	9,548,000
Costs capitalized subsequent to acquisition	2,351,000
Gross amount at which carried at close of period [Abstract]
Land	1,305,000
Buildings & Improvements	11,144,000
Total	12,449,000
Accumulated Depreciation	(4,802,000)
Year of Construction or Acquisition	1995
Multi-Family Residential [Member] | South Pointe - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | South Pointe - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Southview - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,082,000	[1]
Initial Cost to Company [Abstract]
Land	185,000
Buildings & Improvements	469,000
Costs capitalized subsequent to acquisition	314,000
Gross amount at which carried at close of period [Abstract]
Land	236,000
Buildings & Improvements	732,000
Total	968,000
Accumulated Depreciation	(313,000)
Year of Construction or Acquisition	1994
Multi-Family Residential [Member] | Southview - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Southview - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Southwind - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,719,000	[1]
Initial Cost to Company [Abstract]
Land	400,000
Buildings & Improvements	5,034,000
Costs capitalized subsequent to acquisition	2,627,000
Gross amount at which carried at close of period [Abstract]
Land	719,000
Buildings & Improvements	7,342,000
Total	8,061,000
Accumulated Depreciation	(3,037,000)
Year of Construction or Acquisition	1995
Multi-Family Residential [Member] | Southwind - Grand Forks, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Southwind - Grand Forks, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Summit Park - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,110,000	[1]
Initial Cost to Company [Abstract]
Land	161,000
Buildings & Improvements	1,898,000
Costs capitalized subsequent to acquisition	1,145,000
Gross amount at which carried at close of period [Abstract]
Land	292,000
Buildings & Improvements	2,912,000
Total	3,204,000
Accumulated Depreciation	(1,064,000)
Year of Construction or Acquisition	1997
Multi-Family Residential [Member] | Summit Park - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Summit Park - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Sunset Trail - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,259,000	[1]
Initial Cost to Company [Abstract]
Land	336,000
Buildings & Improvements	12,814,000
Costs capitalized subsequent to acquisition	2,322,000
Gross amount at which carried at close of period [Abstract]
Land	536,000
Buildings & Improvements	14,936,000
Total	15,472,000
Accumulated Depreciation	(4,572,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Sycamore Village - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	101,000
Buildings & Improvements	1,317,000
Costs capitalized subsequent to acquisition	470,000
Gross amount at which carried at close of period [Abstract]
Land	152,000
Buildings & Improvements	1,736,000
Total	1,888,000
Accumulated Depreciation	(536,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Temple - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	81,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	228,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	228,000
Total	228,000
Accumulated Depreciation	(42,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Terrace Heights - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	185,000	[1]
Initial Cost to Company [Abstract]
Land	29,000
Buildings & Improvements	312,000
Costs capitalized subsequent to acquisition	83,000
Gross amount at which carried at close of period [Abstract]
Land	40,000
Buildings & Improvements	384,000
Total	424,000
Accumulated Depreciation	(153,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Thomasbrook - Lincoln, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,076,000	[1]
Initial Cost to Company [Abstract]
Land	600,000
Buildings & Improvements	10,306,000
Costs capitalized subsequent to acquisition	2,871,000
Gross amount at which carried at close of period [Abstract]
Land	1,151,000
Buildings & Improvements	12,626,000
Total	13,777,000
Accumulated Depreciation	(3,943,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | University Park Place - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	78,000	[5]
Buildings & Improvements	450,000	[5]
Costs capitalized subsequent to acquisition	73,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	80,000	[5]
Buildings & Improvements	521,000	[5]
Total	601,000	[5]
Accumulated Depreciation	(81,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Valley Park - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,946,000	[1]
Initial Cost to Company [Abstract]
Land	294,000
Buildings & Improvements	4,137,000
Costs capitalized subsequent to acquisition	2,674,000
Gross amount at which carried at close of period [Abstract]
Land	533,000
Buildings & Improvements	6,572,000
Total	7,105,000
Accumulated Depreciation	(2,178,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Villa West - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	12,446,000	[1]
Initial Cost to Company [Abstract]
Land	1,590,000
Buildings & Improvements	15,760,000
Costs capitalized subsequent to acquisition	80,000
Gross amount at which carried at close of period [Abstract]
Land	1,595,000
Buildings & Improvements	15,835,000
Total	17,430,000
Accumulated Depreciation	(393,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Village Green - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,237,000	[1]
Initial Cost to Company [Abstract]
Land	234,000
Buildings & Improvements	2,296,000
Costs capitalized subsequent to acquisition	619,000
Gross amount at which carried at close of period [Abstract]
Land	357,000
Buildings & Improvements	2,792,000
Total	3,149,000
Accumulated Depreciation	(728,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | West Stonehill - Waite Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,783,000	[1]
Initial Cost to Company [Abstract]
Land	939,000
Buildings & Improvements	10,167,000
Costs capitalized subsequent to acquisition	4,654,000
Gross amount at which carried at close of period [Abstract]
Land	1,378,000
Buildings & Improvements	14,382,000
Total	15,760,000
Accumulated Depreciation	(6,424,000)
Year of Construction or Acquisition	1995
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Westridge - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,716,000	[1]
Initial Cost to Company [Abstract]
Land	68,000
Buildings & Improvements	1,887,000
Costs capitalized subsequent to acquisition	90,000
Gross amount at which carried at close of period [Abstract]
Land	74,000
Buildings & Improvements	1,971,000
Total	2,045,000
Accumulated Depreciation	(250,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Westwood Park - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,012,000	[1]
Initial Cost to Company [Abstract]
Land	116,000
Buildings & Improvements	1,909,000
Costs capitalized subsequent to acquisition	1,673,000
Gross amount at which carried at close of period [Abstract]
Land	260,000
Buildings & Improvements	3,438,000
Total	3,698,000
Accumulated Depreciation	(1,204,000)
Year of Construction or Acquisition	1998
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Whispering Ridge - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	22,000,000	[1]
Initial Cost to Company [Abstract]
Land	2,139,000
Buildings & Improvements	25,424,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	2,139,000
Buildings & Improvements	25,424,000
Total	27,563,000
Accumulated Depreciation	(82,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Williston Garden - Williston, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,523,000	[1]
Initial Cost to Company [Abstract]
Land	1,400,000
Buildings & Improvements	17,712,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	1,400,000
Buildings & Improvements	17,712,000
Total	19,112,000
Accumulated Depreciation	(704,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Winchester - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,028,000	[1]
Initial Cost to Company [Abstract]
Land	748,000
Buildings & Improvements	5,622,000
Costs capitalized subsequent to acquisition	1,597,000
Gross amount at which carried at close of period [Abstract]
Land	1,003,000
Buildings & Improvements	6,964,000
Total	7,967,000
Accumulated Depreciation	(1,839,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Woodridge - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,560,000	[1]
Initial Cost to Company [Abstract]
Land	370,000
Buildings & Improvements	6,028,000
Costs capitalized subsequent to acquisition	1,754,000
Gross amount at which carried at close of period [Abstract]
Land	485,000
Buildings & Improvements	7,667,000
Total	8,152,000
Accumulated Depreciation	(3,103,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	343,753,000	[1]
Initial Cost to Company [Abstract]
Land	72,069,000
Buildings & Improvements	472,083,000
Costs capitalized subsequent to acquisition	69,623,000
Gross amount at which carried at close of period [Abstract]
Land	75,222,000
Buildings & Improvements	538,553,000
Total	613,775,000
Accumulated Depreciation	(138,270,000)
Additions during year [Abstract]
Additions	0		0		6,836,000
Commercial-Office [Member] | 1st Avenue Building - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	30,000
Buildings & Improvements	80,000
Costs capitalized subsequent to acquisition	(41,000)
Gross amount at which carried at close of period [Abstract]
Land	33,000
Buildings & Improvements	36,000
Total	69,000
Accumulated Depreciation	245,000
Year of Construction or Acquisition	1981
Commercial-Office [Member] | 1st Avenue Building - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	33 years
Commercial-Office [Member] | 1st Avenue Building - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | 2030 Cliff Road - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	967,000	[1]
Initial Cost to Company [Abstract]
Land	146,000
Buildings & Improvements	835,000
Costs capitalized subsequent to acquisition	90,000
Gross amount at which carried at close of period [Abstract]
Land	158,000
Buildings & Improvements	913,000
Total	1,071,000
Accumulated Depreciation	(273,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | 610 Business Center IV - Brooklyn Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,011,000	[1]
Initial Cost to Company [Abstract]
Land	975,000
Buildings & Improvements	5,542,000
Costs capitalized subsequent to acquisition	2,886,000
Gross amount at which carried at close of period [Abstract]
Land	980,000
Buildings & Improvements	8,423,000
Total	9,403,000
Accumulated Depreciation	(1,711,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | 7800 West Brown Deer Road - Milwaukee, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,709,000	[1]
Initial Cost to Company [Abstract]
Land	1,455,000
Buildings & Improvements	8,756,000
Costs capitalized subsequent to acquisition	2,333,000
Gross amount at which carried at close of period [Abstract]
Land	1,475,000
Buildings & Improvements	11,069,000
Total	12,544,000
Accumulated Depreciation	(3,233,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | American Corporate Center - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,909,000	[1]
Initial Cost to Company [Abstract]
Land	893,000
Buildings & Improvements	16,768,000
Costs capitalized subsequent to acquisition	3,908,000
Gross amount at which carried at close of period [Abstract]
Land	893,000
Buildings & Improvements	20,676,000
Total	21,569,000
Accumulated Depreciation	(7,763,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Ameritrade - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,831,000	[1]
Initial Cost to Company [Abstract]
Land	327,000
Buildings & Improvements	7,957,000
Costs capitalized subsequent to acquisition	65,000
Gross amount at which carried at close of period [Abstract]
Land	327,000
Buildings & Improvements	8,022,000
Total	8,349,000
Accumulated Depreciation	(2,813,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Benton Business Park - Sauk Rapids, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	560,000	[1]
Initial Cost to Company [Abstract]
Land	188,000
Buildings & Improvements	1,261,000
Costs capitalized subsequent to acquisition	86,000
Gross amount at which carried at close of period [Abstract]
Land	188,000
Buildings & Improvements	1,347,000
Total	1,535,000
Accumulated Depreciation	(359,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Bismarck 715 East Broadway - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,218,000	[1]
Initial Cost to Company [Abstract]
Land	389,000
Buildings & Improvements	1,283,000
Costs capitalized subsequent to acquisition	1,126,000
Gross amount at which carried at close of period [Abstract]
Land	443,000
Buildings & Improvements	2,355,000
Total	2,798,000
Accumulated Depreciation	(287,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Bloomington Business Plaza - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,300,000
Buildings & Improvements	6,106,000
Costs capitalized subsequent to acquisition	1,625,000
Gross amount at which carried at close of period [Abstract]
Land	1,313,000
Buildings & Improvements	7,718,000
Total	9,031,000
Accumulated Depreciation	(2,357,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Brenwood - Minnetonka, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,250,000	[1]
Initial Cost to Company [Abstract]
Land	1,641,000
Buildings & Improvements	12,138,000
Costs capitalized subsequent to acquisition	3,547,000
Gross amount at which carried at close of period [Abstract]
Land	1,650,000
Buildings & Improvements	15,676,000
Total	17,326,000
Accumulated Depreciation	(4,964,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Brook Valley I - La Vista, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,301,000	[1]
Initial Cost to Company [Abstract]
Land	347,000
Buildings & Improvements	1,671,000
Costs capitalized subsequent to acquisition	81,000
Gross amount at which carried at close of period [Abstract]
Land	347,000
Buildings & Improvements	1,752,000
Total	2,099,000
Accumulated Depreciation	(355,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Burnsville Bluffs II - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,719,000	[1]
Initial Cost to Company [Abstract]
Land	300,000
Buildings & Improvements	2,154,000
Costs capitalized subsequent to acquisition	976,000
Gross amount at which carried at close of period [Abstract]
Land	374,000
Buildings & Improvements	3,056,000
Total	3,430,000
Accumulated Depreciation	(1,236,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Cold Spring Center - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,661,000	[1]
Initial Cost to Company [Abstract]
Land	588,000
Buildings & Improvements	7,808,000
Costs capitalized subsequent to acquisition	1,092,000
Gross amount at which carried at close of period [Abstract]
Land	727,000
Buildings & Improvements	8,761,000
Total	9,488,000
Accumulated Depreciation	(2,913,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Corporate Center West - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	17,315,000	[1]
Initial Cost to Company [Abstract]
Land	3,880,000
Buildings & Improvements	17,509,000
Costs capitalized subsequent to acquisition	957,000
Gross amount at which carried at close of period [Abstract]
Land	4,167,000
Buildings & Improvements	18,179,000
Total	22,346,000
Accumulated Depreciation	(2,975,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Crosstown Centre - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,211,000	[1]
Initial Cost to Company [Abstract]
Land	2,884,000
Buildings & Improvements	14,569,000
Costs capitalized subsequent to acquisition	2,473,000
Gross amount at which carried at close of period [Abstract]
Land	2,919,000
Buildings & Improvements	17,007,000
Total	19,926,000
Accumulated Depreciation	(3,660,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Dewey Hill Business Center - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	985,000
Buildings & Improvements	3,507,000
Costs capitalized subsequent to acquisition	904,000
Gross amount at which carried at close of period [Abstract]
Land	995,000
Buildings & Improvements	4,401,000
Total	5,396,000
Accumulated Depreciation	(1,643,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Farnam Executive Center - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	12,160,000	[1]
Initial Cost to Company [Abstract]
Land	2,188,000
Buildings & Improvements	11,404,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	2,188,000
Buildings & Improvements	11,404,000
Total	13,592,000
Accumulated Depreciation	(1,889,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Flagship - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	21,565,000	[1]
Initial Cost to Company [Abstract]
Land	1,899,000
Buildings & Improvements	21,638,000
Costs capitalized subsequent to acquisition	1,424,000
Gross amount at which carried at close of period [Abstract]
Land	2,094,000
Buildings & Improvements	22,867,000
Total	24,961,000
Accumulated Depreciation	(4,125,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Gateway Corporate Center - Woodbury, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,700,000	[1]
Initial Cost to Company [Abstract]
Land	1,637,000
Buildings & Improvements	7,763,000
Costs capitalized subsequent to acquisition	1,065,000
Gross amount at which carried at close of period [Abstract]
Land	1,675,000
Buildings & Improvements	8,790,000
Total	10,465,000
Accumulated Depreciation	(1,453,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Golden Hills Office Center - Golden Valley, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	17,988,000	[1]
Initial Cost to Company [Abstract]
Land	3,018,000
Buildings & Improvements	18,544,000
Costs capitalized subsequent to acquisition	3,639,000
Gross amount at which carried at close of period [Abstract]
Land	3,018,000
Buildings & Improvements	22,183,000
Total	25,201,000
Accumulated Depreciation	(7,236,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Great Plains - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	126,000
Buildings & Improvements	15,240,000
Costs capitalized subsequent to acquisition	111,000
Gross amount at which carried at close of period [Abstract]
Land	126,000
Buildings & Improvements	15,351,000
Total	15,477,000
Accumulated Depreciation	(5,232,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Highlands Ranch I - Highlands Ranch, CO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,221,000	[1]
Initial Cost to Company [Abstract]
Land	2,268,000
Buildings & Improvements	8,362,000
Costs capitalized subsequent to acquisition	427,000
Gross amount at which carried at close of period [Abstract]
Land	2,268,000
Buildings & Improvements	8,789,000
Total	11,057,000
Accumulated Depreciation	(1,549,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Highlands Ranch II - Highlands Ranch, CO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,898,000	[1]
Initial Cost to Company [Abstract]
Land	1,437,000
Buildings & Improvements	9,549,000
Costs capitalized subsequent to acquisition	1,527,000
Gross amount at which carried at close of period [Abstract]
Land	1,437,000
Buildings & Improvements	11,076,000
Total	12,513,000
Accumulated Depreciation	(2,659,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Interlachen Corporate Center - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,857,000	[1]
Initial Cost to Company [Abstract]
Land	1,650,000
Buildings & Improvements	14,983,000
Costs capitalized subsequent to acquisition	2,395,000
Gross amount at which carried at close of period [Abstract]
Land	1,668,000
Buildings & Improvements	17,360,000
Total	19,028,000
Accumulated Depreciation	(4,990,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Intertech Building - Fenton, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,418,000	[1]
Initial Cost to Company [Abstract]
Land	2,130,000
Buildings & Improvements	3,968,000
Costs capitalized subsequent to acquisition	1,275,000
Gross amount at which carried at close of period [Abstract]
Land	2,165,000
Buildings & Improvements	5,208,000
Total	7,373,000
Accumulated Depreciation	(696,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Mendota Office Center I - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,836,000	[1]
Initial Cost to Company [Abstract]
Land	835,000
Buildings & Improvements	6,169,000
Costs capitalized subsequent to acquisition	853,000
Gross amount at which carried at close of period [Abstract]
Land	835,000
Buildings & Improvements	7,022,000
Total	7,857,000
Accumulated Depreciation	(2,161,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Mendota Office Center II - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,668,000	[1]
Initial Cost to Company [Abstract]
Land	1,121,000
Buildings & Improvements	10,085,000
Costs capitalized subsequent to acquisition	1,501,000
Gross amount at which carried at close of period [Abstract]
Land	1,121,000
Buildings & Improvements	11,586,000
Total	12,707,000
Accumulated Depreciation	(4,185,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Mendota Office Center III - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,895,000	[1]
Initial Cost to Company [Abstract]
Land	970,000
Buildings & Improvements	5,734,000
Costs capitalized subsequent to acquisition	697,000
Gross amount at which carried at close of period [Abstract]
Land	970,000
Buildings & Improvements	6,431,000
Total	7,401,000
Accumulated Depreciation	(1,888,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Mendota Office Center IV - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,631,000	[1]
Initial Cost to Company [Abstract]
Land	1,070,000
Buildings & Improvements	7,635,000
Costs capitalized subsequent to acquisition	578,000
Gross amount at which carried at close of period [Abstract]
Land	1,070,000
Buildings & Improvements	8,213,000
Total	9,283,000
Accumulated Depreciation	(2,716,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Minnesota National Bank - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	781,000	[1]
Initial Cost to Company [Abstract]
Land	287,000
Buildings & Improvements	1,454,000
Costs capitalized subsequent to acquisition	174,000
Gross amount at which carried at close of period [Abstract]
Land	288,000
Buildings & Improvements	1,627,000
Total	1,915,000
Accumulated Depreciation	(352,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Minot 2505 16th Street SW - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	298,000	[5]
Buildings & Improvements	1,724,000	[5]
Costs capitalized subsequent to acquisition	296,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	298,000	[5]
Buildings & Improvements	2,020,000	[5]
Total	2,318,000	[5]
Accumulated Depreciation	(164,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Office [Member] | Miracle Hills One - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,895,000	[1]
Initial Cost to Company [Abstract]
Land	1,974,000
Buildings & Improvements	10,117,000
Costs capitalized subsequent to acquisition	1,450,000
Gross amount at which carried at close of period [Abstract]
Land	2,120,000
Buildings & Improvements	11,421,000
Total	13,541,000
Accumulated Depreciation	(2,446,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Nicollett VII - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	429,000
Buildings & Improvements	6,931,000
Costs capitalized subsequent to acquisition	410,000
Gross amount at which carried at close of period [Abstract]
Land	436,000
Buildings & Improvements	7,334,000
Total	7,770,000
Accumulated Depreciation	(2,181,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Northgate I - Maple Grove, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,163,000	[1]
Initial Cost to Company [Abstract]
Land	1,062,000
Buildings & Improvements	6,358,000
Costs capitalized subsequent to acquisition	990,000
Gross amount at which carried at close of period [Abstract]
Land	1,235,000
Buildings & Improvements	7,175,000
Total	8,410,000
Accumulated Depreciation	(1,637,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Northgate II - Maple Grove, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	939,000	[1]
Initial Cost to Company [Abstract]
Land	359,000
Buildings & Improvements	1,944,000
Costs capitalized subsequent to acquisition	284,000
Gross amount at which carried at close of period [Abstract]
Land	403,000
Buildings & Improvements	2,184,000
Total	2,587,000
Accumulated Depreciation	(744,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Northpark Corporate Center - Arden Hills, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	12,332,000	[1]
Initial Cost to Company [Abstract]
Land	2,034,000
Buildings & Improvements	14,584,000
Costs capitalized subsequent to acquisition	1,585,000
Gross amount at which carried at close of period [Abstract]
Land	2,034,000
Buildings & Improvements	16,169,000
Total	18,203,000
Accumulated Depreciation	(3,104,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Omaha 10802 Farnam Dr - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,297,000	[1]
Initial Cost to Company [Abstract]
Land	2,462,000
Buildings & Improvements	4,374,000
Costs capitalized subsequent to acquisition	392,000
Gross amount at which carried at close of period [Abstract]
Land	2,818,000
Buildings & Improvements	4,410,000
Total	7,228,000
Accumulated Depreciation	(269,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Pacific Hills - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	16,770,000	[1]
Initial Cost to Company [Abstract]
Land	4,220,000
Buildings & Improvements	11,988,000
Costs capitalized subsequent to acquisition	2,179,000
Gross amount at which carried at close of period [Abstract]
Land	4,507,000
Buildings & Improvements	13,880,000
Total	18,387,000
Accumulated Depreciation	(2,604,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Pillsbury Business Center - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	284,000
Buildings & Improvements	1,556,000
Costs capitalized subsequent to acquisition	171,000
Gross amount at which carried at close of period [Abstract]
Land	299,000
Buildings & Improvements	1,712,000
Total	2,011,000
Accumulated Depreciation	(551,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plaza 16 - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,434,000	[1]
Initial Cost to Company [Abstract]
Land	389,000
Buildings & Improvements	5,444,000
Costs capitalized subsequent to acquisition	3,843,000
Gross amount at which carried at close of period [Abstract]
Land	591,000
Buildings & Improvements	9,085,000
Total	9,676,000
Accumulated Depreciation	(1,291,000)
Year of Construction or Acquisition	2009
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plaza VII - Boise, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	993,000	[1]
Initial Cost to Company [Abstract]
Land	300,000
Buildings & Improvements	3,058,000
Costs capitalized subsequent to acquisition	478,000
Gross amount at which carried at close of period [Abstract]
Land	351,000
Buildings & Improvements	3,485,000
Total	3,836,000
Accumulated Depreciation	(1,027,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plymouth 5095 Nathan Lane - Plymouth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,215,000	[1]
Initial Cost to Company [Abstract]
Land	604,000
Buildings & Improvements	1,253,000
Costs capitalized subsequent to acquisition	83,000
Gross amount at which carried at close of period [Abstract]
Land	636,000
Buildings & Improvements	1,304,000
Total	1,940,000
Accumulated Depreciation	(190,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plymouth I - Plymouth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,157,000	[1]
Initial Cost to Company [Abstract]
Land	530,000
Buildings & Improvements	1,133,000
Costs capitalized subsequent to acquisition	65,000
Gross amount at which carried at close of period [Abstract]
Land	530,000
Buildings & Improvements	1,198,000
Total	1,728,000
Accumulated Depreciation	(274,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plymouth II - Plymouth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,157,000	[1]
Initial Cost to Company [Abstract]
Land	367,000
Buildings & Improvements	1,264,000
Costs capitalized subsequent to acquisition	40,000
Gross amount at which carried at close of period [Abstract]
Land	367,000
Buildings & Improvements	1,304,000
Total	1,671,000
Accumulated Depreciation	(305,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plymouth III - Plymouth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,425,000	[1]
Initial Cost to Company [Abstract]
Land	507,000
Buildings & Improvements	1,495,000
Costs capitalized subsequent to acquisition	365,000
Gross amount at which carried at close of period [Abstract]
Land	507,000
Buildings & Improvements	1,860,000
Total	2,367,000
Accumulated Depreciation	(490,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plymouth IV & V - Plymouth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,875,000	[1]
Initial Cost to Company [Abstract]
Land	1,336,000
Buildings & Improvements	12,693,000
Costs capitalized subsequent to acquisition	2,141,000
Gross amount at which carried at close of period [Abstract]
Land	1,338,000
Buildings & Improvements	14,832,000
Total	16,170,000
Accumulated Depreciation	(4,771,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Prairie Oak Business Center - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,304,000	[1]
Initial Cost to Company [Abstract]
Land	531,000
Buildings & Improvements	4,069,000
Costs capitalized subsequent to acquisition	1,852,000
Gross amount at which carried at close of period [Abstract]
Land	764,000
Buildings & Improvements	5,688,000
Total	6,452,000
Accumulated Depreciation	(1,904,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Rapid City 900 Concourse Drive - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,171,000	[1]
Initial Cost to Company [Abstract]
Land	285,000
Buildings & Improvements	6,600,000
Costs capitalized subsequent to acquisition	736,000
Gross amount at which carried at close of period [Abstract]
Land	514,000
Buildings & Improvements	7,107,000
Total	7,621,000
Accumulated Depreciation	(2,275,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Riverport - Maryland Heights, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	19,690,000	[1]
Initial Cost to Company [Abstract]
Land	1,891,000
Buildings & Improvements	18,982,000
Costs capitalized subsequent to acquisition	554,000
Gross amount at which carried at close of period [Abstract]
Land	1,917,000
Buildings & Improvements	19,510,000
Total	21,427,000
Accumulated Depreciation	(3,285,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Southeast Tech Center - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,691,000	[1]
Initial Cost to Company [Abstract]
Land	560,000
Buildings & Improvements	5,496,000
Costs capitalized subsequent to acquisition	419,000
Gross amount at which carried at close of period [Abstract]
Land	569,000
Buildings & Improvements	5,906,000
Total	6,475,000
Accumulated Depreciation	(2,133,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Spring Valley IV - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	775,000	[1]
Initial Cost to Company [Abstract]
Land	178,000
Buildings & Improvements	916,000
Costs capitalized subsequent to acquisition	60,000
Gross amount at which carried at close of period [Abstract]
Land	186,000
Buildings & Improvements	968,000
Total	1,154,000
Accumulated Depreciation	(212,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Spring Valley V - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	852,000	[1]
Initial Cost to Company [Abstract]
Land	212,000
Buildings & Improvements	1,123,000
Costs capitalized subsequent to acquisition	251,000
Gross amount at which carried at close of period [Abstract]
Land	240,000
Buildings & Improvements	1,346,000
Total	1,586,000
Accumulated Depreciation	(295,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Spring Valley X - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	790,000	[1]
Initial Cost to Company [Abstract]
Land	180,000
Buildings & Improvements	1,024,000
Costs capitalized subsequent to acquisition	60,000
Gross amount at which carried at close of period [Abstract]
Land	189,000
Buildings & Improvements	1,075,000
Total	1,264,000
Accumulated Depreciation	(212,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Spring Valley XI - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	775,000	[1]
Initial Cost to Company [Abstract]
Land	143,000
Buildings & Improvements	1,094,000
Costs capitalized subsequent to acquisition	36,000
Gross amount at which carried at close of period [Abstract]
Land	151,000
Buildings & Improvements	1,122,000
Total	1,273,000
Accumulated Depreciation	(218,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Superior Office Building - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,174,000	[1]
Initial Cost to Company [Abstract]
Land	336,000
Buildings & Improvements	2,200,000
Costs capitalized subsequent to acquisition	83,000
Gross amount at which carried at close of period [Abstract]
Land	336,000
Buildings & Improvements	2,283,000
Total	2,619,000
Accumulated Depreciation	(526,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | TCA Building - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,080,000	[1]
Initial Cost to Company [Abstract]
Land	627,000
Buildings & Improvements	8,571,000
Costs capitalized subsequent to acquisition	911,000
Gross amount at which carried at close of period [Abstract]
Land	684,000
Buildings & Improvements	9,425,000
Total	10,109,000
Accumulated Depreciation	(2,616,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Three Paramount Plaza - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	1,261,000	[5]
Buildings & Improvements	6,149,000	[5]
Costs capitalized subsequent to acquisition	1,755,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	1,298,000	[5]
Buildings & Improvements	7,867,000	[5]
Total	9,165,000	[5]
Accumulated Depreciation	(2,539,000)	[5]
Year of Construction or Acquisition	2002	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Office [Member] | Thresher Square - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,094,000
Buildings & Improvements	10,026,000
Costs capitalized subsequent to acquisition	1,643,000
Gross amount at which carried at close of period [Abstract]
Land	1,104,000
Buildings & Improvements	11,659,000
Total	12,763,000
Accumulated Depreciation	(3,648,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Timberlands - Leawood, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,155,000	[1]
Initial Cost to Company [Abstract]
Land	2,375,000
Buildings & Improvements	12,218,000
Costs capitalized subsequent to acquisition	1,405,000
Gross amount at which carried at close of period [Abstract]
Land	2,495,000
Buildings & Improvements	13,503,000
Total	15,998,000
Accumulated Depreciation	(2,603,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | UHC Office - International Falls, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	995,000	[1]
Initial Cost to Company [Abstract]
Land	119,000
Buildings & Improvements	2,366,000
Costs capitalized subsequent to acquisition	80,000
Gross amount at which carried at close of period [Abstract]
Land	119,000
Buildings & Improvements	2,446,000
Total	2,565,000
Accumulated Depreciation	(586,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | US Bank Financial Center - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,425,000	[1]
Initial Cost to Company [Abstract]
Land	3,117,000
Buildings & Improvements	13,350,000
Costs capitalized subsequent to acquisition	610,000
Gross amount at which carried at close of period [Abstract]
Land	3,119,000
Buildings & Improvements	13,958,000
Total	17,077,000
Accumulated Depreciation	(2,894,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Viromed - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	324,000	[1]
Initial Cost to Company [Abstract]
Land	666,000
Buildings & Improvements	4,197,000
Costs capitalized subsequent to acquisition	1,000
Gross amount at which carried at close of period [Abstract]
Land	666,000
Buildings & Improvements	4,198,000
Total	4,864,000
Accumulated Depreciation	(1,491,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Wells Fargo Center - St Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,206,000	[1]
Initial Cost to Company [Abstract]
Land	869,000
Buildings & Improvements	8,373,000
Costs capitalized subsequent to acquisition	1,448,000
Gross amount at which carried at close of period [Abstract]
Land	869,000
Buildings & Improvements	9,821,000
Total	10,690,000
Accumulated Depreciation	(2,087,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | West River Business Park - Waite Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	560,000	[1]
Initial Cost to Company [Abstract]
Land	235,000
Buildings & Improvements	1,195,000
Costs capitalized subsequent to acquisition	50,000
Gross amount at which carried at close of period [Abstract]
Land	235,000
Buildings & Improvements	1,245,000
Total	1,480,000
Accumulated Depreciation	(322,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Westgate - Boise, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,125,000	[1]
Initial Cost to Company [Abstract]
Land	1,000,000
Buildings & Improvements	10,618,000
Costs capitalized subsequent to acquisition	1,921,000
Gross amount at which carried at close of period [Abstract]
Land	1,000,000
Buildings & Improvements	12,539,000
Total	13,539,000
Accumulated Depreciation	(3,573,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Whitewater Plaza - Minnetonka, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,830,000	[1]
Initial Cost to Company [Abstract]
Land	530,000
Buildings & Improvements	4,860,000
Costs capitalized subsequent to acquisition	850,000
Gross amount at which carried at close of period [Abstract]
Land	577,000
Buildings & Improvements	5,663,000
Total	6,240,000
Accumulated Depreciation	(1,774,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Wirth Corporate Center - Golden Valley, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,539,000	[1]
Initial Cost to Company [Abstract]
Land	970,000
Buildings & Improvements	7,659,000
Costs capitalized subsequent to acquisition	911,000
Gross amount at which carried at close of period [Abstract]
Land	971,000
Buildings & Improvements	8,569,000
Total	9,540,000
Accumulated Depreciation	(2,568,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Woodlands Plaza IV - Maryland Heights, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,360,000	[1]
Initial Cost to Company [Abstract]
Land	771,000
Buildings & Improvements	4,609,000
Costs capitalized subsequent to acquisition	1,441,000
Gross amount at which carried at close of period [Abstract]
Land	837,000
Buildings & Improvements	5,984,000
Total	6,821,000
Accumulated Depreciation	(1,033,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	255,386,000	[1]
Initial Cost to Company [Abstract]
Land	32,386,000
Buildings & Improvements	423,642,000
Costs capitalized subsequent to acquisition	45,163,000
Gross amount at which carried at close of period [Abstract]
Land	32,847,000
Buildings & Improvements	468,344,000
Total	501,191,000
Accumulated Depreciation	(90,891,000)
Additions during year [Abstract]
Additions	11,122,000		47,408,000		19,249,000
Commercial-Healthcare [Member] | 2800 Medical Building - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,399,000	[1]
Initial Cost to Company [Abstract]
Land	204,000
Buildings & Improvements	7,135,000
Costs capitalized subsequent to acquisition	2,191,000
Gross amount at which carried at close of period [Abstract]
Land	229,000
Buildings & Improvements	9,301,000
Total	9,530,000
Accumulated Depreciation	(2,343,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | 2828 Chicago Avenue - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,379,000	[1]
Initial Cost to Company [Abstract]
Land	726,000
Buildings & Improvements	11,319,000
Costs capitalized subsequent to acquisition	5,627,000
Gross amount at which carried at close of period [Abstract]
Land	729,000
Buildings & Improvements	16,943,000
Total	17,672,000
Accumulated Depreciation	(2,764,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Airport Medical - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,083,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	4,678,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	4,678,000
Total	4,678,000
Accumulated Depreciation	(1,497,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Barry Pointe Office Park - Kansas City, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,435,000	[1]
Initial Cost to Company [Abstract]
Land	384,000
Buildings & Improvements	2,366,000
Costs capitalized subsequent to acquisition	103,000
Gross amount at which carried at close of period [Abstract]
Land	392,000
Buildings & Improvements	2,461,000
Total	2,853,000
Accumulated Depreciation	(398,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Billings 2300 Grant Road - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,645,000	[1]
Initial Cost to Company [Abstract]
Land	649,000
Buildings & Improvements	1,216,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	649,000
Buildings & Improvements	1,216,000
Total	1,865,000
Accumulated Depreciation	(85,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Burnsville 303 Nicollet Medical (Ridgeview) - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,445,000	[1]
Initial Cost to Company [Abstract]
Land	1,071,000
Buildings & Improvements	6,842,000
Costs capitalized subsequent to acquisition	1,523,000
Gross amount at which carried at close of period [Abstract]
Land	1,071,000
Buildings & Improvements	8,365,000
Total	9,436,000
Accumulated Depreciation	(1,054,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Burnsville 305 Nicollet Medical (Ridgeview South) - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,287,000	[1]
Initial Cost to Company [Abstract]
Land	189,000
Buildings & Improvements	5,127,000
Costs capitalized subsequent to acquisition	768,000
Gross amount at which carried at close of period [Abstract]
Land	189,000
Buildings & Improvements	5,895,000
Total	6,084,000
Accumulated Depreciation	(741,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Casper 1930 E 12th Street (Park Place) - Casper, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	439,000	[5]
Buildings & Improvements	5,780,000	[5]
Costs capitalized subsequent to acquisition	162,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	439,000	[5]
Buildings & Improvements	5,942,000	[5]
Total	6,381,000	[5]
Accumulated Depreciation	(530,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Casper 3955 E 12th Street (Meadow Wind) - Casper, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	388,000	[5]
Buildings & Improvements	10,494,000	[5]
Costs capitalized subsequent to acquisition	25,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	388,000	[5]
Buildings & Improvements	10,519,000	[5]
Total	10,907,000	[5]
Accumulated Depreciation	(775,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Cheyenne 4010 N College Drive (Aspen Wind) - Cheyenne, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	628,000	[5]
Buildings & Improvements	10,272,000	[5]
Costs capitalized subsequent to acquisition	260,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	629,000	[5]
Buildings & Improvements	10,531,000	[5]
Total	11,160,000	[5]
Accumulated Depreciation	(903,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Cheyenne 4606 N College Drive (Sierra Hills) - Cheyenne, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	695,000	[5]
Buildings & Improvements	7,455,000	[5]
Costs capitalized subsequent to acquisition	40,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	695,000	[5]
Buildings & Improvements	7,495,000	[5]
Total	8,190,000	[5]
Accumulated Depreciation	(639,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Denfeld Clinic - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,656,000	[1]
Initial Cost to Company [Abstract]
Land	501,000
Buildings & Improvements	2,597,000
Costs capitalized subsequent to acquisition	1,000
Gross amount at which carried at close of period [Abstract]
Land	501,000
Buildings & Improvements	2,598,000
Total	3,099,000
Accumulated Depreciation	(588,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Eagan 1440 Duckwood Medical - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,811,000	[1]
Initial Cost to Company [Abstract]
Land	521,000
Buildings & Improvements	1,547,000
Costs capitalized subsequent to acquisition	519,000
Gross amount at which carried at close of period [Abstract]
Land	521,000
Buildings & Improvements	2,066,000
Total	2,587,000
Accumulated Depreciation	(447,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Belgrade, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	35,000
Buildings & Improvements	779,000
Costs capitalized subsequent to acquisition	5,000
Gross amount at which carried at close of period [Abstract]
Land	35,000
Buildings & Improvements	784,000
Total	819,000
Accumulated Depreciation	(100,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,905,000	[1]
Initial Cost to Company [Abstract]
Land	115,000
Buildings & Improvements	1,767,000
Costs capitalized subsequent to acquisition	7,000
Gross amount at which carried at close of period [Abstract]
Land	115,000
Buildings & Improvements	1,774,000
Total	1,889,000
Accumulated Depreciation	(231,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	511,000
Buildings & Improvements	9,193,000
Costs capitalized subsequent to acquisition	114,000
Gross amount at which carried at close of period [Abstract]
Land	511,000
Buildings & Improvements	9,307,000
Total	9,818,000
Accumulated Depreciation	(1,758,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Brainerd, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	587,000
Buildings & Improvements	8,999,000
Costs capitalized subsequent to acquisition	54,000
Gross amount at which carried at close of period [Abstract]
Land	587,000
Buildings & Improvements	9,053,000
Total	9,640,000
Accumulated Depreciation	(1,721,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Columbus, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	43,000	[5]
Buildings & Improvements	824,000	[5]
Costs capitalized subsequent to acquisition	3,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	44,000	[5]
Buildings & Improvements	826,000	[5]
Total	870,000	[5]
Accumulated Depreciation	(106,000)	[5]
Year of Construction or Acquisition	2008	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Edgewood Vista - East Grand Forks, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,902,000	[1]
Initial Cost to Company [Abstract]
Land	290,000
Buildings & Improvements	1,352,000
Costs capitalized subsequent to acquisition	15,000
Gross amount at which carried at close of period [Abstract]
Land	290,000
Buildings & Improvements	1,367,000
Total	1,657,000
Accumulated Depreciation	(177,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	12,877,000	[1]
Initial Cost to Company [Abstract]
Land	775,000
Buildings & Improvements	20,870,000
Costs capitalized subsequent to acquisition	9,000
Gross amount at which carried at close of period [Abstract]
Land	775,000
Buildings & Improvements	20,879,000
Total	21,654,000
Accumulated Depreciation	(2,674,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Fremont, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	593,000	[1]
Initial Cost to Company [Abstract]
Land	56,000
Buildings & Improvements	490,000
Costs capitalized subsequent to acquisition	42,000
Gross amount at which carried at close of period [Abstract]
Land	56,000
Buildings & Improvements	532,000
Total	588,000
Accumulated Depreciation	(153,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Grand Island, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	33,000	[5]
Buildings & Improvements	773,000	[5]
Costs capitalized subsequent to acquisition	30,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	39,000	[5]
Buildings & Improvements	797,000	[5]
Total	836,000	[5]
Accumulated Depreciation	(100,000)	[5]
Year of Construction or Acquisition	2008	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Edgewood Vista - Hastings, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	611,000	[1]
Initial Cost to Company [Abstract]
Land	49,000
Buildings & Improvements	517,000
Costs capitalized subsequent to acquisition	44,000
Gross amount at which carried at close of period [Abstract]
Land	50,000
Buildings & Improvements	560,000
Total	610,000
Accumulated Depreciation	(167,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Hermantown I, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	16,382,000	[1]
Initial Cost to Company [Abstract]
Land	288,000
Buildings & Improvements	9,871,000
Costs capitalized subsequent to acquisition	1,514,000
Gross amount at which carried at close of period [Abstract]
Land	288,000
Buildings & Improvements	11,385,000
Total	11,673,000
Accumulated Depreciation	(3,304,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Hermantown II, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	719,000
Buildings & Improvements	10,517,000
Costs capitalized subsequent to acquisition	33,000
Gross amount at which carried at close of period [Abstract]
Land	719,000
Buildings & Improvements	10,550,000
Total	11,269,000
Accumulated Depreciation	(2,009,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Kalispell, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	613,000	[1]
Initial Cost to Company [Abstract]
Land	70,000
Buildings & Improvements	502,000
Costs capitalized subsequent to acquisition	603,000
Gross amount at which carried at close of period [Abstract]
Land	70,000
Buildings & Improvements	1,105,000
Total	1,175,000
Accumulated Depreciation	(211,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	9,470,000	[1]
Initial Cost to Company [Abstract]
Land	1,045,000
Buildings & Improvements	11,590,000
Costs capitalized subsequent to acquisition	70,000
Gross amount at which carried at close of period [Abstract]
Land	1,047,000
Buildings & Improvements	11,658,000
Total	12,705,000
Accumulated Depreciation	(714,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Missoula, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	870,000	[1]
Initial Cost to Company [Abstract]
Land	109,000
Buildings & Improvements	854,000
Costs capitalized subsequent to acquisition	72,000
Gross amount at which carried at close of period [Abstract]
Land	116,000
Buildings & Improvements	919,000
Total	1,035,000
Accumulated Depreciation	(359,000)
Year of Construction or Acquisition	1996
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Norfolk, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	42,000	[5]
Buildings & Improvements	722,000	[5]
Costs capitalized subsequent to acquisition	7,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	42,000	[5]
Buildings & Improvements	729,000	[5]
Total	771,000	[5]
Accumulated Depreciation	(93,000)	[5]
Year of Construction or Acquisition	2008	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Edgewood Vista - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	387,000	[1]
Initial Cost to Company [Abstract]
Land	89,000
Buildings & Improvements	547,000
Costs capitalized subsequent to acquisition	42,000
Gross amount at which carried at close of period [Abstract]
Land	89,000
Buildings & Improvements	589,000
Total	678,000
Accumulated Depreciation	(171,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,091,000	[1]
Initial Cost to Company [Abstract]
Land	314,000
Buildings & Improvements	974,000
Costs capitalized subsequent to acquisition	12,000
Gross amount at which carried at close of period [Abstract]
Land	314,000
Buildings & Improvements	986,000
Total	1,300,000
Accumulated Depreciation	(128,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Spearfish, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	315,000
Buildings & Improvements	8,584,000
Costs capitalized subsequent to acquisition	65,000
Gross amount at which carried at close of period [Abstract]
Land	330,000
Buildings & Improvements	8,634,000
Total	8,964,000
Accumulated Depreciation	(1,271,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Virginia, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,932,000	[1]
Initial Cost to Company [Abstract]
Land	246,000
Buildings & Improvements	11,823,000
Costs capitalized subsequent to acquisition	115,000
Gross amount at which carried at close of period [Abstract]
Land	246,000
Buildings & Improvements	11,938,000
Total	12,184,000
Accumulated Depreciation	(3,056,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6363 France Medical - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,000,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	12,675,000
Costs capitalized subsequent to acquisition	1,762,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	14,437,000
Total	14,437,000
Accumulated Depreciation	(2,458,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6405 France Medical - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,782,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	12,201,000
Costs capitalized subsequent to acquisition	41,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	12,242,000
Total	12,242,000
Accumulated Depreciation	(2,097,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6517 Drew Avenue - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,133,000	[1]
Initial Cost to Company [Abstract]
Land	353,000
Buildings & Improvements	660,000
Costs capitalized subsequent to acquisition	529,000
Gross amount at which carried at close of period [Abstract]
Land	372,000
Buildings & Improvements	1,170,000
Total	1,542,000
Accumulated Depreciation	(460,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6525 Drew Avenue - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	388,000
Buildings & Improvements	117,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	388,000
Buildings & Improvements	117,000
Total	505,000
Accumulated Depreciation	(4,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6525 France SMC II - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,170,000	[1]
Initial Cost to Company [Abstract]
Land	755,000
Buildings & Improvements	8,054,000
Costs capitalized subsequent to acquisition	6,018,000
Gross amount at which carried at close of period [Abstract]
Land	1,040,000
Buildings & Improvements	13,787,000
Total	14,827,000
Accumulated Depreciation	(5,226,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6545 France SMC I - Edina MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	30,786,000	[1]
Initial Cost to Company [Abstract]
Land	3,480,000
Buildings & Improvements	30,743,000
Costs capitalized subsequent to acquisition	12,464,000
Gross amount at which carried at close of period [Abstract]
Land	3,480,000
Buildings & Improvements	43,207,000
Total	46,687,000
Accumulated Depreciation	(14,411,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Fresenius - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	716,000	[1]
Initial Cost to Company [Abstract]
Land	50,000
Buildings & Improvements	1,520,000
Costs capitalized subsequent to acquisition	2,000
Gross amount at which carried at close of period [Abstract]
Land	50,000
Buildings & Improvements	1,522,000
Total	1,572,000
Accumulated Depreciation	(344,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Garden View - St. Paul, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,320,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	7,408,000
Costs capitalized subsequent to acquisition	709,000
Gross amount at which carried at close of period [Abstract]
Land	12,000
Buildings & Improvements	8,105,000
Total	8,117,000
Accumulated Depreciation	(2,217,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Gateway Clinic - Sandstone, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	959,000	[1]
Initial Cost to Company [Abstract]
Land	66,000
Buildings & Improvements	1,699,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	66,000
Buildings & Improvements	1,699,000
Total	1,765,000
Accumulated Depreciation	(384,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Healtheast St John & Woodwinds - Maplewood & Woodbury, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,304,000	[1]
Initial Cost to Company [Abstract]
Land	3,239,000
Buildings & Improvements	18,362,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	3,239,000
Buildings & Improvements	18,362,000
Total	21,601,000
Accumulated Depreciation	(5,948,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | High Pointe Health Campus - Lake Elmo, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,400,000	[1]
Initial Cost to Company [Abstract]
Land	1,305,000
Buildings & Improvements	10,528,000
Costs capitalized subsequent to acquisition	1,630,000
Gross amount at which carried at close of period [Abstract]
Land	1,329,000
Buildings & Improvements	12,134,000
Total	13,463,000
Accumulated Depreciation	(2,888,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Jamestown Medical Office Building - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,200,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	7,605,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	7,605,000
Total	7,605,000
Accumulated Depreciation	(76,000)
Year of Construction or Acquisition	2013
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Laramie 1072 N 22nd Street (Spring Wind) - Laramie, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	406,000	[5]
Buildings & Improvements	10,151,000	[5]
Costs capitalized subsequent to acquisition	17,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	406,000	[5]
Buildings & Improvements	10,168,000	[5]
Total	10,574,000	[5]
Accumulated Depreciation	(631,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Mariner Clinic - Superior, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,097,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	3,781,000
Costs capitalized subsequent to acquisition	90,000
Gross amount at which carried at close of period [Abstract]
Land	20,000
Buildings & Improvements	3,851,000
Total	3,871,000
Accumulated Depreciation	(871,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Minneapolis 701 25th Avenue Medical - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,532,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	7,873,000
Costs capitalized subsequent to acquisition	1,093,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	8,966,000
Total	8,966,000
Accumulated Depreciation	(1,133,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Missoula 3050 Great Northern - Missoula, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,727,000	[1]
Initial Cost to Company [Abstract]
Land	640,000
Buildings & Improvements	1,331,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	640,000
Buildings & Improvements	1,331,000
Total	1,971,000
Accumulated Depreciation	(93,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Nebraska Orthopedic Hospital - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	11,964,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	20,272,000
Costs capitalized subsequent to acquisition	1,615,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	21,887,000
Total	21,887,000
Accumulated Depreciation	(4,764,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Park Dental - Brooklyn Center, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	621,000	[1]
Initial Cost to Company [Abstract]
Land	185,000
Buildings & Improvements	2,767,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	185,000
Buildings & Improvements	2,767,000
Total	2,952,000
Accumulated Depreciation	(735,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Pavilion I - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,525,000	[1]
Initial Cost to Company [Abstract]
Land	1,245,000
Buildings & Improvements	8,898,000
Costs capitalized subsequent to acquisition	31,000
Gross amount at which carried at close of period [Abstract]
Land	1,245,000
Buildings & Improvements	8,929,000
Total	10,174,000
Accumulated Depreciation	(1,993,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Pavilion II - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,168,000	[1]
Initial Cost to Company [Abstract]
Land	2,715,000
Buildings & Improvements	14,673,000
Costs capitalized subsequent to acquisition	1,937,000
Gross amount at which carried at close of period [Abstract]
Land	2,715,000
Buildings & Improvements	16,610,000
Total	19,325,000
Accumulated Depreciation	(4,739,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Ritchie Medical Plaza - St Paul, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,463,000	[1]
Initial Cost to Company [Abstract]
Land	1,615,000
Buildings & Improvements	7,851,000
Costs capitalized subsequent to acquisition	1,911,000
Gross amount at which carried at close of period [Abstract]
Land	1,647,000
Buildings & Improvements	9,730,000
Total	11,377,000
Accumulated Depreciation	(1,952,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Sartell 2000 23rd Street South - Sartell, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,256,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	11,781,000
Costs capitalized subsequent to acquisition	935,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	12,716,000
Total	12,716,000
Accumulated Depreciation	(3,458,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek American Falls- American Falls, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,328,000	[1]
Initial Cost to Company [Abstract]
Land	145,000
Buildings & Improvements	3,870,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	145,000
Buildings & Improvements	3,870,000
Total	4,015,000
Accumulated Depreciation	(180,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Boise - Boise, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,957,000	[1]
Initial Cost to Company [Abstract]
Land	708,000
Buildings & Improvements	4,296,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	708,000
Buildings & Improvements	4,296,000
Total	5,004,000
Accumulated Depreciation	(214,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Eagle - Eagle, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,141,000	[1]
Initial Cost to Company [Abstract]
Land	263,000
Buildings & Improvements	3,775,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	263,000
Buildings & Improvements	3,775,000
Total	4,038,000
Accumulated Depreciation	(176,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Meridian - Meridian, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,538,000	[1]
Initial Cost to Company [Abstract]
Land	424,000
Buildings & Improvements	6,724,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	424,000
Buildings & Improvements	6,724,000
Total	7,148,000
Accumulated Depreciation	(310,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Overland - Overland, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,339,000	[1]
Initial Cost to Company [Abstract]
Land	687,000
Buildings & Improvements	5,941,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	687,000
Buildings & Improvements	5,941,000
Total	6,628,000
Accumulated Depreciation	(286,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Soda Springs - Soda Springs, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	838,000	[1]
Initial Cost to Company [Abstract]
Land	66,000
Buildings & Improvements	2,134,000
Costs capitalized subsequent to acquisition	33,000
Gross amount at which carried at close of period [Abstract]
Land	66,000
Buildings & Improvements	2,167,000
Total	2,233,000
Accumulated Depreciation	(101,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Ustick - Meridian, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	467,000
Buildings & Improvements	3,833,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	467,000
Buildings & Improvements	3,833,000
Total	4,300,000
Accumulated Depreciation	(165,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | St Michael Clinic - St Michael, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,902,000	[1]
Initial Cost to Company [Abstract]
Land	328,000
Buildings & Improvements	2,259,000
Costs capitalized subsequent to acquisition	264,000
Gross amount at which carried at close of period [Abstract]
Land	328,000
Buildings & Improvements	2,523,000
Total	2,851,000
Accumulated Depreciation	(384,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Trinity at Plaza 16 - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,984,000	[1]
Initial Cost to Company [Abstract]
Land	568,000
Buildings & Improvements	8,987,000
Costs capitalized subsequent to acquisition	5,000
Gross amount at which carried at close of period [Abstract]
Land	568,000
Buildings & Improvements	8,992,000
Total	9,560,000
Accumulated Depreciation	(361,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Wells Clinic - Hibbing, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,463,000	[1]
Initial Cost to Company [Abstract]
Land	162,000
Buildings & Improvements	2,497,000
Costs capitalized subsequent to acquisition	2,000
Gross amount at which carried at close of period [Abstract]
Land	162,000
Buildings & Improvements	2,499,000
Total	2,661,000
Accumulated Depreciation	(565,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	38,622,000	[1]
Initial Cost to Company [Abstract]
Land	20,121,000
Buildings & Improvements	89,744,000
Costs capitalized subsequent to acquisition	15,907,000
Gross amount at which carried at close of period [Abstract]
Land	20,349,000
Buildings & Improvements	105,423,000
Total	125,772,000
Accumulated Depreciation	(23,688,000)
Additions during year [Abstract]
Additions	5,900,000		0		3,914,000
Commercial-Industrial [Member] | API Building - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	796,000	[1]
Initial Cost to Company [Abstract]
Land	115,000
Buildings & Improvements	1,605,000
Costs capitalized subsequent to acquisition	3,000
Gross amount at which carried at close of period [Abstract]
Land	115,000
Buildings & Improvements	1,608,000
Total	1,723,000
Accumulated Depreciation	(363,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Bloomington 2000 W 94th Street - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	2,133,000	[5]
Buildings & Improvements	4,097,000	[5]
Costs capitalized subsequent to acquisition	1,185,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	2,172,000	[5]
Buildings & Improvements	5,243,000	[5]
Total	7,415,000	[5]
Accumulated Depreciation	(972,000)	[5]
Year of Construction or Acquisition	2006	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Industrial [Member] | Bodycote Industrial Building - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,046,000	[1]
Initial Cost to Company [Abstract]
Land	198,000
Buildings & Improvements	1,154,000
Costs capitalized subsequent to acquisition	800,000
Gross amount at which carried at close of period [Abstract]
Land	198,000
Buildings & Improvements	1,954,000
Total	2,152,000
Accumulated Depreciation	(858,000)
Year of Construction or Acquisition	1992
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Brooklyn Park 7401 Boone Avenue - Brooklyn Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,411,000	[1]
Initial Cost to Company [Abstract]
Land	1,368,000
Buildings & Improvements	11,643,000
Costs capitalized subsequent to acquisition	2,121,000
Gross amount at which carried at close of period [Abstract]
Land	1,368,000
Buildings & Improvements	13,764,000
Total	15,132,000
Accumulated Depreciation	(3,801,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Cedar Lake Business Center - St. Louis Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,276,000	[1]
Initial Cost to Company [Abstract]
Land	895,000
Buildings & Improvements	2,810,000
Costs capitalized subsequent to acquisition	68,000
Gross amount at which carried at close of period [Abstract]
Land	895,000
Buildings & Improvements	2,878,000
Total	3,773,000
Accumulated Depreciation	(444,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Clive 2075 NW 94th Street - Clive, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,175,000	[1]
Initial Cost to Company [Abstract]
Land	408,000
Buildings & Improvements	2,611,000
Costs capitalized subsequent to acquisition	47,000
Gross amount at which carried at close of period [Abstract]
Land	408,000
Buildings & Improvements	2,658,000
Total	3,066,000
Accumulated Depreciation	(246,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Dixon Avenue Industrial Park - Des Moines, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,439,000
Buildings & Improvements	10,758,000
Costs capitalized subsequent to acquisition	1,609,000
Gross amount at which carried at close of period [Abstract]
Land	1,439,000
Buildings & Improvements	12,367,000
Total	13,806,000
Accumulated Depreciation	(3,501,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Eagan 2785 & 2795 Highway 55 - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	3,058,000
Buildings & Improvements	2,570,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	3,058,000
Buildings & Improvements	2,570,000
Total	5,628,000
Accumulated Depreciation	(337,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Fargo 1320 45th Street N - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	395,000
Buildings & Improvements	3,518,000
Costs capitalized subsequent to acquisition	247,000
Gross amount at which carried at close of period [Abstract]
Land	395,000
Buildings & Improvements	3,765,000
Total	4,160,000
Accumulated Depreciation	(273,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Lexington Commerce Center - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,348,000	[1]
Initial Cost to Company [Abstract]
Land	453,000
Buildings & Improvements	4,352,000
Costs capitalized subsequent to acquisition	1,982,000
Gross amount at which carried at close of period [Abstract]
Land	480,000
Buildings & Improvements	6,307,000
Total	6,787,000
Accumulated Depreciation	(2,407,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Lighthouse - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	836,000	[1]
Initial Cost to Company [Abstract]
Land	90,000
Buildings & Improvements	1,788,000
Costs capitalized subsequent to acquisition	7,000
Gross amount at which carried at close of period [Abstract]
Land	90,000
Buildings & Improvements	1,795,000
Total	1,885,000
Accumulated Depreciation	(408,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Metal Improvement Company - New Brighton, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	240,000
Buildings & Improvements	2,189,000
Costs capitalized subsequent to acquisition	78,000
Gross amount at which carried at close of period [Abstract]
Land	240,000
Buildings & Improvements	2,267,000
Total	2,507,000
Accumulated Depreciation	(648,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Minnetonka 13600 County Road 62 - Minnetonka, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,427,000	[1]
Initial Cost to Company [Abstract]
Land	809,000
Buildings & Improvements	434,000
Costs capitalized subsequent to acquisition	2,459,000
Gross amount at which carried at close of period [Abstract]
Land	809,000
Buildings & Improvements	2,893,000
Total	3,702,000
Accumulated Depreciation	(308,000)
Year of Construction or Acquisition	2009
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Minot IPS - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	416,000
Buildings & Improvements	5,484,000
Costs capitalized subsequent to acquisition	62,000
Gross amount at which carried at close of period [Abstract]
Land	416,000
Buildings & Improvements	5,546,000
Total	5,962,000
Accumulated Depreciation	(59,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Roseville 2929 Long Lake Road - Roseville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,966,000
Buildings & Improvements	7,272,000
Costs capitalized subsequent to acquisition	1,729,000
Gross amount at which carried at close of period [Abstract]
Land	2,000,000
Buildings & Improvements	8,967,000
Total	10,967,000
Accumulated Depreciation	(1,506,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Stone Container - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,426,000	[1]
Initial Cost to Company [Abstract]
Land	440,000
Buildings & Improvements	6,597,000
Costs capitalized subsequent to acquisition	104,000
Gross amount at which carried at close of period [Abstract]
Land	440,000
Buildings & Improvements	6,701,000
Total	7,141,000
Accumulated Depreciation	(2,608,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Stone Container - Roseville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,500,000	[1]
Initial Cost to Company [Abstract]
Land	810,000
Buildings & Improvements	7,440,000
Costs capitalized subsequent to acquisition	254,000
Gross amount at which carried at close of period [Abstract]
Land	882,000
Buildings & Improvements	7,622,000
Total	8,504,000
Accumulated Depreciation	(2,176,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Urbandale 3900 106th Street - Urbandale, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,702,000	[1]
Initial Cost to Company [Abstract]
Land	3,680,000
Buildings & Improvements	9,893,000
Costs capitalized subsequent to acquisition	1,215,000
Gross amount at which carried at close of period [Abstract]
Land	3,721,000
Buildings & Improvements	11,067,000
Total	14,788,000
Accumulated Depreciation	(1,732,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Winsted Industrial Building - Winsted, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	100,000
Buildings & Improvements	901,000
Costs capitalized subsequent to acquisition	53,000
Gross amount at which carried at close of period [Abstract]
Land	100,000
Buildings & Improvements	954,000
Total	1,054,000
Accumulated Depreciation	(358,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Woodbury 1865 Woodlane - Woodbury, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,679,000	[1]
Initial Cost to Company [Abstract]
Land	1,108,000
Buildings & Improvements	2,628,000
Costs capitalized subsequent to acquisition	1,884,000
Gross amount at which carried at close of period [Abstract]
Land	1,123,000
Buildings & Improvements	4,497,000
Total	5,620,000
Accumulated Depreciation	(683,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	35,220,000	[1]
Initial Cost to Company [Abstract]
Land	19,099,000
Buildings & Improvements	86,904,000
Costs capitalized subsequent to acquisition	26,533,000
Gross amount at which carried at close of period [Abstract]
Land	21,192,000
Buildings & Improvements	111,344,000
Total	132,536,000
Accumulated Depreciation	(27,218,000)
Additions during year [Abstract]
Additions	1,240,000		2,316,000		7,169,000
Commercial-Retail [Member] | 17 South Main - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	81,000	[1]
Initial Cost to Company [Abstract]
Land	15,000
Buildings & Improvements	75,000
Costs capitalized subsequent to acquisition	197,000
Gross amount at which carried at close of period [Abstract]
Land	17,000
Buildings & Improvements	270,000
Total	287,000
Accumulated Depreciation	(196,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Anoka Strip Center - Anoka, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	123,000
Buildings & Improvements	602,000
Costs capitalized subsequent to acquisition	25,000
Gross amount at which carried at close of period [Abstract]
Land	134,000
Buildings & Improvements	616,000
Total	750,000
Accumulated Depreciation	(160,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Arrowhead First International Bank - Minot ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	75,000
Buildings & Improvements	1,165,000
Costs capitalized subsequent to acquisition	360,000
Gross amount at which carried at close of period [Abstract]
Land	75,000
Buildings & Improvements	1,525,000
Total	1,600,000
Accumulated Depreciation	(3,000)
Year of Construction or Acquisition	2013
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Burnsville 1 Strip Center - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	329,000	[1]
Initial Cost to Company [Abstract]
Land	208,000
Buildings & Improvements	773,000
Costs capitalized subsequent to acquisition	205,000
Gross amount at which carried at close of period [Abstract]
Land	208,000
Buildings & Improvements	978,000
Total	1,186,000
Accumulated Depreciation	(256,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Burnsville 2 Strip Center - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	259,000	[1]
Initial Cost to Company [Abstract]
Land	291,000
Buildings & Improvements	469,000
Costs capitalized subsequent to acquisition	214,000
Gross amount at which carried at close of period [Abstract]
Land	294,000
Buildings & Improvements	680,000
Total	974,000
Accumulated Depreciation	(196,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Champlin South Pond - Champlin, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,473,000	[1]
Initial Cost to Company [Abstract]
Land	842,000
Buildings & Improvements	2,703,000
Costs capitalized subsequent to acquisition	69,000
Gross amount at which carried at close of period [Abstract]
Land	866,000
Buildings & Improvements	2,748,000
Total	3,614,000
Accumulated Depreciation	(650,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Chan West Village - Chanhassen, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,052,000	[1]
Initial Cost to Company [Abstract]
Land	5,035,000
Buildings & Improvements	14,665,000
Costs capitalized subsequent to acquisition	1,987,000
Gross amount at which carried at close of period [Abstract]
Land	5,606,000
Buildings & Improvements	16,081,000
Total	21,687,000
Accumulated Depreciation	(4,298,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Dakota West Plaza - Minot , ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	364,000	[1]
Initial Cost to Company [Abstract]
Land	92,000
Buildings & Improvements	493,000
Costs capitalized subsequent to acquisition	30,000
Gross amount at which carried at close of period [Abstract]
Land	106,000
Buildings & Improvements	509,000
Total	615,000
Accumulated Depreciation	(95,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Duluth 4615 Grand - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	677,000	[1]
Initial Cost to Company [Abstract]
Land	130,000
Buildings & Improvements	1,800,000
Costs capitalized subsequent to acquisition	4,000
Gross amount at which carried at close of period [Abstract]
Land	131,000
Buildings & Improvements	1,803,000
Total	1,934,000
Accumulated Depreciation	(407,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Duluth Denfeld Retail - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,235,000	[1]
Initial Cost to Company [Abstract]
Land	276,000
Buildings & Improvements	4,699,000
Costs capitalized subsequent to acquisition	160,000
Gross amount at which carried at close of period [Abstract]
Land	297,000
Buildings & Improvements	4,838,000
Total	5,135,000
Accumulated Depreciation	(1,114,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Eagan Community - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	702,000
Buildings & Improvements	1,243,000
Costs capitalized subsequent to acquisition	800,000
Gross amount at which carried at close of period [Abstract]
Land	703,000
Buildings & Improvements	2,042,000
Total	2,745,000
Accumulated Depreciation	(498,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Fargo Express Community - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	938,000	[1]
Initial Cost to Company [Abstract]
Land	374,000
Buildings & Improvements	1,420,000
Costs capitalized subsequent to acquisition	777,000
Gross amount at which carried at close of period [Abstract]
Land	386,000
Buildings & Improvements	2,185,000
Total	2,571,000
Accumulated Depreciation	(430,000)
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Fargo Express Community - Fargo, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	2003
Commercial-Retail [Member] | Fargo Express Community - Fargo, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	2005
Commercial-Retail [Member] | Forest Lake Auto - Forest Lake, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	50,000	[5]
Buildings & Improvements	446,000	[5]
Costs capitalized subsequent to acquisition	13,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	50,000	[5]
Buildings & Improvements	459,000	[5]
Total	509,000	[5]
Accumulated Depreciation	(120,000)	[5]
Year of Construction or Acquisition	2003	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Retail [Member] | Forest Lake Westlake Center - Forest Lake, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	2,446,000
Buildings & Improvements	5,304,000
Costs capitalized subsequent to acquisition	487,000
Gross amount at which carried at close of period [Abstract]
Land	2,480,000
Buildings & Improvements	5,757,000
Total	8,237,000
Accumulated Depreciation	(1,485,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Grand Forks Carmike - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,541,000	[1]
Initial Cost to Company [Abstract]
Land	184,000
Buildings & Improvements	2,360,000
Costs capitalized subsequent to acquisition	2,000
Gross amount at which carried at close of period [Abstract]
Land	184,000
Buildings & Improvements	2,362,000
Total	2,546,000
Accumulated Depreciation	(1,092,000)
Year of Construction or Acquisition	1994
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Grand Forks Medpark Mall - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	681,000
Buildings & Improvements	4,808,000
Costs capitalized subsequent to acquisition	251,000
Gross amount at which carried at close of period [Abstract]
Land	722,000
Buildings & Improvements	5,018,000
Total	5,740,000
Accumulated Depreciation	(1,683,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Jamestown Buffalo Mall - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,331,000	[1]
Initial Cost to Company [Abstract]
Land	566,000
Buildings & Improvements	5,551,000
Costs capitalized subsequent to acquisition	3,036,000
Gross amount at which carried at close of period [Abstract]
Land	1,114,000
Buildings & Improvements	8,039,000
Total	9,153,000
Accumulated Depreciation	(1,486,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Jamestown Business Center - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	466,000	[1]
Initial Cost to Company [Abstract]
Land	297,000
Buildings & Improvements	1,023,000
Costs capitalized subsequent to acquisition	1,332,000
Gross amount at which carried at close of period [Abstract]
Land	333,000
Buildings & Improvements	2,319,000
Total	2,652,000
Accumulated Depreciation	(844,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Kalispell Retail Center - Kalispell, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,280,000	[1]
Initial Cost to Company [Abstract]
Land	250,000
Buildings & Improvements	2,250,000
Costs capitalized subsequent to acquisition	973,000
Gross amount at which carried at close of period [Abstract]
Land	253,000
Buildings & Improvements	3,220,000
Total	3,473,000
Accumulated Depreciation	(761,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Lakeville Strip Center - Lakeville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	932,000	[1]
Initial Cost to Company [Abstract]
Land	46,000
Buildings & Improvements	1,142,000
Costs capitalized subsequent to acquisition	852,000
Gross amount at which carried at close of period [Abstract]
Land	94,000
Buildings & Improvements	1,946,000
Total	2,040,000
Accumulated Depreciation	(613,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Minot 1400 31st Ave - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	1,026,000	[5]
Buildings & Improvements	6,143,000	[5]
Costs capitalized subsequent to acquisition	4,352,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	1,038,000	[5]
Buildings & Improvements	10,483,000	[5]
Total	11,521,000	[5]
Accumulated Depreciation	(1,054,000)	[5]
Year of Construction or Acquisition	2010	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Retail [Member] | Minot Arrowhead - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	100,000	[5]
Buildings & Improvements	3,007,000	[5]
Costs capitalized subsequent to acquisition	5,272,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	116,000	[5]
Buildings & Improvements	8,263,000	[5]
Total	8,379,000	[5]
Accumulated Depreciation	(1,403,000)	[5]
Year of Construction or Acquisition	1973	[5]
Commercial-Retail [Member] | Minot Arrowhead - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	15 years 6 months	[5]
Commercial-Retail [Member] | Minot Arrowhead - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Retail [Member] | Minot Plaza - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	795,000	[1]
Initial Cost to Company [Abstract]
Land	50,000
Buildings & Improvements	453,000
Costs capitalized subsequent to acquisition	147,000
Gross amount at which carried at close of period [Abstract]
Land	80,000
Buildings & Improvements	570,000
Total	650,000
Accumulated Depreciation	(296,000)
Year of Construction or Acquisition	1993
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Monticello C Store - Monticello, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	65,000	[5]
Buildings & Improvements	770,000	[5]
Costs capitalized subsequent to acquisition	37,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	97,000	[5]
Buildings & Improvements	775,000	[5]
Total	872,000	[5]
Accumulated Depreciation	(206,000)	[5]
Year of Construction or Acquisition	2003	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Retail [Member] | Omaha Barnes & Noble - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,418,000	[1]
Initial Cost to Company [Abstract]
Land	600,000
Buildings & Improvements	3,099,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	600,000
Buildings & Improvements	3,099,000
Total	3,699,000
Accumulated Depreciation	(1,356,000)
Year of Construction or Acquisition	1995
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Pine City C-Store - Pine City, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	83,000
Buildings & Improvements	357,000
Costs capitalized subsequent to acquisition	12,000
Gross amount at which carried at close of period [Abstract]
Land	83,000
Buildings & Improvements	369,000
Total	452,000
Accumulated Depreciation	(96,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Pine City Evergreen Square - Pine City, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	154,000
Buildings & Improvements	2,646,000
Costs capitalized subsequent to acquisition	606,000
Gross amount at which carried at close of period [Abstract]
Land	385,000
Buildings & Improvements	3,021,000
Total	3,406,000
Accumulated Depreciation	(890,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Rochester Maplewood Square - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	3,275,000	[5]
Buildings & Improvements	8,610,000	[5]
Costs capitalized subsequent to acquisition	1,966,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	3,652,000	[5]
Buildings & Improvements	10,199,000	[5]
Total	13,851,000	[5]
Accumulated Depreciation	(3,229,000)	[5]
Year of Construction or Acquisition	1999	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Retail [Member] | St. Cloud Westgate - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,008,000	[1]
Initial Cost to Company [Abstract]
Land	918,000
Buildings & Improvements	5,535,000
Costs capitalized subsequent to acquisition	1,669,000
Gross amount at which carried at close of period [Abstract]
Land	941,000
Buildings & Improvements	7,181,000
Total	8,122,000
Accumulated Depreciation	(1,481,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Weston Retail - Weston, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	79,000
Buildings & Improvements	1,575,000
Costs capitalized subsequent to acquisition	27,000
Gross amount at which carried at close of period [Abstract]
Land	80,000
Buildings & Improvements	1,601,000
Total	1,681,000
Accumulated Depreciation	(408,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Weston Walgreens - Weston, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,041,000	[1]
Initial Cost to Company [Abstract]
Land	66,000
Buildings & Improvements	1,718,000
Costs capitalized subsequent to acquisition	671,000
Gross amount at which carried at close of period [Abstract]
Land	67,000
Buildings & Improvements	2,388,000
Total	2,455,000
Accumulated Depreciation	(412,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Subtotal [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,049,206,000	[1]
Initial Cost to Company [Abstract]
Land	190,207,000
Buildings & Improvements	1,577,356,000
Costs capitalized subsequent to acquisition	265,407,000
Gross amount at which carried at close of period [Abstract]
Land	207,499,000
Buildings & Improvements	1,825,471,000
Total	2,032,970,000
Accumulated Depreciation	(420,421,000)
Unimproved Land [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	20,808,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	695,000
Gross amount at which carried at close of period [Abstract]
Land	21,503,000
Buildings & Improvements	0
Total	21,503,000
Accumulated Depreciation	0
Unimproved Land [Member] | Badger Hills Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,050,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	1,050,000
Buildings & Improvements	0
Total	1,050,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Unimproved Land [Member] | Bismarck 4916 - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	3,250,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	3,250,000
Buildings & Improvements	0
Total	3,250,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Unimproved Land [Member] | Bismarck 700 E Main - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	314,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	558,000
Gross amount at which carried at close of period [Abstract]
Land	872,000
Buildings & Improvements	0
Total	872,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2008
Unimproved Land [Member] | Cypress Court - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	447,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	447,000
Buildings & Improvements	0
Total	447,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Unimproved Land [Member] | Eagan - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	423,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	423,000
Buildings & Improvements	0
Total	423,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2006
Unimproved Land [Member] | Georgetown Square - Grand Chute, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,860,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	1,860,000
Buildings & Improvements	0
Total	1,860,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2006
Unimproved Land [Member] | Grand Forks 2150 Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,600,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	1,600,000
Buildings & Improvements	0
Total	1,600,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Unimproved Land [Member] | Grand Forks Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	4,278,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	4,278,000
Buildings & Improvements	0
Total	4,278,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Unimproved Land [Member] | Kalispell - Kalispell, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,400,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	23,000
Gross amount at which carried at close of period [Abstract]
Land	1,423,000
Buildings & Improvements	0
Total	1,423,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2003
Unimproved Land [Member] | Minot Southgate Lot 4 Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,882,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	1,882,000
Buildings & Improvements	0
Total	1,882,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Unimproved Land [Member] | Monticello - Monticello, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	115,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	2,000
Gross amount at which carried at close of period [Abstract]
Land	117,000
Buildings & Improvements	0
Total	117,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2006
Unimproved Land [Member] | Renaissance Heights - Williston, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	2,373,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	2,373,000
Buildings & Improvements	0
Total	2,373,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Unimproved Land [Member] | River Falls - River Falls, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	176,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	3,000
Gross amount at which carried at close of period [Abstract]
Land	179,000
Buildings & Improvements	0
Total	179,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2003
Unimproved Land [Member] | Urbandale - Urbandale, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	5,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	109,000
Gross amount at which carried at close of period [Abstract]
Land	114,000
Buildings & Improvements	0
Total	114,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2009
Unimproved Land [Member] | Weston - Weston, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	812,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	812,000
Buildings & Improvements	0
Total	812,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2006
Unimproved Land [Member] | Williston - Williston, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	823,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	823,000
Buildings & Improvements	0
Total	823,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Development in Progress [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	12,894,000
Buildings & Improvements	27,023,000
Costs capitalized subsequent to acquisition	6,594,000
Gross amount at which carried at close of period [Abstract]
Land	12,907,000
Buildings & Improvements	33,604,000
Total	46,511,000
Accumulated Depreciation	0
Development in Progress [Member] | Cypress Court - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,136,000
Buildings & Improvements	4,610,000
Costs capitalized subsequent to acquisition	713,000
Gross amount at which carried at close of period [Abstract]
Land	1,136,000
Buildings & Improvements	5,323,000
Total	6,459,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Development in Progress [Member] | Arcata [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	2,088,000
Buildings & Improvements	569,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	2,088,000
Buildings & Improvements	569,000
Total	2,657,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Development in Progress [Member] | Chateau II - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	61,000
Buildings & Improvements	189,000
Costs capitalized subsequent to acquisition	8,000
Gross amount at which carried at close of period [Abstract]
Land	61,000
Buildings & Improvements	197,000
Total	258,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Development in Progress [Member] | Commons at Southgate - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	3,691,000
Buildings & Improvements	2,180,000
Costs capitalized subsequent to acquisition	594,000
Gross amount at which carried at close of period [Abstract]
Land	3,691,000
Buildings & Improvements	2,774,000
Total	6,465,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Development in Progress [Member] | Landing at Southgate - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	2,262,000
Buildings & Improvements	4,054,000
Costs capitalized subsequent to acquisition	1,104,000
Gross amount at which carried at close of period [Abstract]
Land	2,262,000
Buildings & Improvements	5,158,000
Total	7,420,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Development in Progress [Member] | Renaissance Heights I - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	3,080,000
Buildings & Improvements	5,895,000
Costs capitalized subsequent to acquisition	1,102,000
Gross amount at which carried at close of period [Abstract]
Land	3,080,000
Buildings & Improvements	6,997,000
Total	10,077,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Development in Progress [Member] | River Ridge - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	576,000
Buildings & Improvements	9,526,000
Costs capitalized subsequent to acquisition	3,073,000
Gross amount at which carried at close of period [Abstract]
Land	589,000
Buildings & Improvements	12,586,000
Total	13,175,000
Accumulated Depreciation	$ 0
Year of Construction or Acquisition	2008

[1]	Amounts in this column are the mortgages payable balances as of April 30, 2013. These amounts do not include amounts owing under the Company’s multi-bank line of credit or under the Company’s construction loans.
[2]	The net basis of the Company’s real estate investments for Federal Income Tax purposes was approximately $1.5 billion, $1.4 billion and $1.2 billion at April 30, 2013, 2012 and 2011, respectively.
[3]	Consists of miscellaneous disposed assets and assets moved to Development in Progress.
[4]	Consists of miscellaneous disposed assets.
[5]	As of April 30, 2013, this property was included in the collateral pool securing the Company’s $60.0 million multi-bank line of credit. The Company may add and remove eligible properties from the collateral pool if certain minimum collateral requirements are satisfied. Advances under the facility may not exceed 60% of the value of properties provided as security.